UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET FUNDS, INC.

WESTERN ASSET CORE BOND FUND

FORM N-Q

MARCH 31, 2018

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MORTGAGE-BACKED SECURITIES - 34.9%
FHLMC - 8.3%
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.500%	4/1/19-8/1/47	$88,777,289	$93,269,667
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	7/1/20-11/1/41	6,494,248	6,986,103
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	4/1/24-3/1/39	943,171	1,053,793
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	10/1/25-12/1/47	128,673,951	132,904,880
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	6/1/32-9/1/39	532,434	600,077
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	8/1/33-10/1/47	86,051,125	86,500,601
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	4/1/35-4/1/38	2,445,687	2,658,320
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	10/1/36-11/1/39	551,760	619,331
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.000%	4/12/48	177,500,000	173,076,368	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	4/12/48	175,825,000	176,248,970	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	4/12/48	149,000,000	152,963,628	(a)

Total FHLMC				826,881,738

FNMA - 16.0%
Federal National Mortgage Association (FNMA)	4.500%	7/1/18-5/1/47	52,122,036	54,892,255
Federal National Mortgage Association (FNMA)	4.000%	8/1/20-8/1/56	447,487,706	461,334,634
Federal National Mortgage Association (FNMA)	5.000%	8/1/20-6/1/41	6,815,111	7,320,034
Federal National Mortgage Association (FNMA)	6.000%	8/1/21-12/1/39	6,404,455	7,182,298
Federal National Mortgage Association (FNMA)	2.810%	4/1/25	710,000	701,318
Federal National Mortgage Association (FNMA)	2.910%	6/1/25	6,444,772	6,395,634
Federal National Mortgage Association (FNMA)	7.500%	6/1/25-4/1/28	65,532	66,816
Federal National Mortgage Association (FNMA)	7.000%	4/1/27-2/1/39	2,628,816	2,918,332
Federal National Mortgage Association (FNMA)	2.500%	1/1/28-10/1/42	3,424,926	3,342,335
Federal National Mortgage Association (FNMA)	3.080%	1/1/28	5,240,000	5,193,491
Federal National Mortgage Association (FNMA)	3.150%	3/1/28	1,840,000	1,832,791
Federal National Mortgage Association (FNMA)	6.500%	2/1/32-5/1/40	1,413,595	1,578,877
Federal National Mortgage Association (FNMA)	3.000%	4/17/33-4/12/48	406,000,000	398,950,492	(a)
Federal National Mortgage Association (FNMA)	3.500%	4/17/33-4/12/48	300,000	304,135	(a)
Federal National Mortgage Association (FNMA)	5.500%	9/1/35-11/1/38	3,452,000	3,784,192
Federal National Mortgage Association (FNMA) (12 mo. Monthly Treasury Average Index + 1.973%)	2.973%	11/1/35	625,042	653,487	(b)
Federal National Mortgage Association (FNMA)	3.500%	12/1/37-3/1/57	109,171,307	109,624,445
Federal National Mortgage Association (FNMA)	3.000%	12/1/42-1/1/47	42,262,766	41,328,653
Federal National Mortgage Association (FNMA)	3.500%	4/1/48	299,569	299,393
Federal National Mortgage Association (FNMA)	4.000%	4/12/48	185,400,000	190,271,055	(a)
Federal National Mortgage Association (FNMA)	4.500%	4/12/48	216,100,000	226,309,871	(a)
Federal National Mortgage Association (FNMA)	5.000%	4/12/48	76,800,000	82,044,000	(a)

Total FNMA				1,606,328,538

GNMA - 10.6%
Government National Mortgage Association (GNMA)	7.500%	10/15/22-8/15/32	42,571	46,669
Government National Mortgage Association (GNMA)	6.500%	10/15/23-8/15/34	6,003,252	6,726,488
Government National Mortgage Association (GNMA)	7.000%	1/15/24-5/15/32	46,466	48,316
Government National Mortgage Association (GNMA)	6.000%	3/15/26-6/15/35	2,729,458	3,059,750
Government National Mortgage Association (GNMA)	5.500%	2/15/35-6/15/36	263,379	290,490
Government National Mortgage Association (GNMA)	5.000%	1/15/40	68,134	72,909

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	6.000%	9/20/36-2/20/42	$3,869,099	$4,322,450
Government National Mortgage Association (GNMA) II	6.500%	10/20/37	781,091	900,747
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-3/20/41	4,651,115	4,892,219
Government National Mortgage Association (GNMA) II	5.000%	7/20/40-11/20/40	849,407	921,666
Government National Mortgage Association (GNMA) II	3.500%	8/20/47-12/20/47	82,726,881	83,669,747
Government National Mortgage Association (GNMA) II	4.000%	8/20/47	41,077,916	42,275,840
Government National Mortgage Association (GNMA) II	3.000%	11/20/47	91,926,400	90,532,461
Government National Mortgage Association (GNMA) II	3.000%	4/19/48	177,200,000	174,344,729	(a)
Government National Mortgage Association (GNMA) II	3.500%	4/19/48	37,900,000	38,270,856	(a)
Government National Mortgage Association (GNMA) II	4.000%	4/19/48	130,500,000	134,147,375	(a)
Government National Mortgage Association (GNMA) II	4.500%	4/19/48	464,240,000	482,691,706	(a)

Total GNMA				1,067,214,418

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $3,514,452,848)				3,500,424,694

ASSET-BACKED SECURITIES - 7.2%
Access Group Inc., 2007-1 A4 (3 mo. USD LIBOR + 0.060%)	1.805%	1/25/23	8,699,430	8,524,086	(b)
ACIS CLO Ltd., 2015-6A A1 (3 mo. USD LIBOR + 1.590%)	3.363%	5/1/27	9,000,000	9,006,336	(b)(c)
Airspeed Ltd., 2007-1A G1W (1 mo. USD LIBOR + 0.270%)	1.858%	4/15/24	7,219,241	6,381,672	(b)(c)
American Money Management Corp., 2013-12A AR (3 mo. USD LIBOR + 1.200%)	3.011%	11/10/30	6,745,000	6,798,461	(b)(c)
Amortizing Residential Collateral Trust, 2005-BC5 M1 (1 mo. USD LIBOR + 1.035%)	2.656%	7/25/32	538,298	534,407	(b)
Apex Credit CLO LLC, 2016-1A A2A (3 mo. USD LIBOR + 0.750%)	2.510%	7/27/28	7,500,000	7,505,227	(b)(c)
Apidos CLO, 2015-22A A1 (3 mo. USD LIBOR + 1.500%)	3.245%	10/20/27	5,000,000	5,018,060	(b)(c)
Apollo Credit Funding Ltd., 2004A A2 (3 mo. USD LIBOR + 1.750%)	3.472%	4/15/27	2,750,000	2,751,350	(b)(c)
Ares CLO Ltd., 2014-32A A2R (3 mo. USD LIBOR + 1.650%)	3.489%	11/15/25	5,750,000	5,755,393	(b)(c)
Ares CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 1.350%)	3.375%	12/5/25	15,250,000	15,341,012	(b)(c)
Argent Securities Inc., 2006-W4 A2B (1 mo. USD LIBOR + 0.110%)	1.982%	5/25/36	114,476	44,232	(b)
Atrium CDO Corp., 2013-A A1 (3 mo. USD LIBOR + 1.180%)	2.621%	11/21/30	14,666,000	14,762,238	(b)(c)
Avis Budget Rental Car Funding AESOP LLC, 2017-2A A	2.970%	3/20/24	9,000,000	8,838,558	(c)
Bear Stearns Asset-Backed Securities Trust, 2004-HE10 M1 (1 mo. USD LIBOR + 0.975%)	2.596%	12/25/34	5,980,077	6,011,808	(b)
Bear Stearns Asset-Backed Securities Trust, 2004-SD3 A3 (1 mo. USD LIBOR + 1.140%)	2.761%	9/25/34	13,897	13,957	(b)
BlueMountain CLO Ltd., 2012-2A AR (3 mo. USD LIBOR + 1.420%)	3.305%	11/20/28	2,000,000	2,009,010	(b)(c)
BlueMountain CLO Ltd., 2014-3A A1R (3 mo. USD LIBOR + 1.140%)	2.862%	10/15/26	5,000,000	5,001,845	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
BlueMountain CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 1.330%)	3.052%	4/13/27	$7,000,000	$7,001,743	(b)(c)
BlueMountain CLO Ltd., 2015-3A A1R (3 mo. USD LIBOR + 1.000%)	3.339%	4/20/31	24,500,000	24,500,000	(b)(c)(d)
Bowman Park CLO Ltd., 2014-1A AR (3 mo. USD LIBOR + 1.180%)	3.100%	11/23/25	7,750,000	7,752,193	(b)(c)
Brazos Student Finance Corp., 2009-1 AS (3 mo. USD LIBOR + 2.500%)	4.175%	12/27/39	5,900,000	6,194,441	(b)
Carlyle Global Market Strategies, 2013-3A A1AR (3 mo. USD LIBOR + 1.100%)	2.822%	10/15/30	5,500,000	5,523,292	(b)(c)
Carlyle Global Market Strategies, 2014-1A AR (3 mo. USD LIBOR + 1.300%)	3.031%	4/17/25	11,290,000	11,293,455	(b)(c)
Carlyle Global Market Strategies, 2017-2A A1B (3 mo. USD LIBOR + 1.220%)	2.965%	7/20/31	20,200,000	20,348,632	(b)(c)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. USD LIBOR + 1.700%)	3.445%	4/20/29	7,375,000	7,440,615	(b)(c)
CBAM CLO Management, 2017-2A B1 (3 mo. USD LIBOR + 1.750%)	3.141%	10/17/29	8,685,000	8,738,691	(b)(c)
Cent CLO LP, 2013-17A A1 (3 mo. USD LIBOR + 1.300%)	3.067%	1/30/25	825,646	826,151	(b)(c)
Community Funding CLO Ltd., 2015-1A A	5.750%	11/1/27	10,520,000	10,657,496	(c)
Countrywide Asset-Backed Certificates, 2003-BC3 A2 (1 mo. USD LIBOR + 0.620%)	2.492%	9/25/33	858,177	839,491	(b)
Countrywide Asset-Backed Certificates, 2006-SD4 A1 (1 mo. USD LIBOR + 0.340%)	2.212%	12/25/36	400,538	223,378	(b)(c)
Credit-Based Asset Servicing and Securitization LLC, 1999-3 A	6.240%	2/3/29	12,177	12,095	(b)(c)
Credit-Based Asset Servicing and Securitization LLC, 2006-MH1 M1	6.250%	10/25/36	853,819	861,140	(c)
CVP CLO Ltd., 2017-2A A (3 mo. USD LIBOR + 1.190%)	3.116%	1/20/31	4,500,000	4,510,895	(b)(c)
CVP CLO Ltd., 2017-2A C (3 mo. USD LIBOR + 2.100%)	4.026%	1/20/31	4,750,000	4,749,553	(b)(c)
Galaxy CLO Ltd., 2013-15A BR (3 mo. USD LIBOR + 1.600%)	3.322%	10/15/30	12,250,000	12,361,058	(b)(c)
GSAA Home Equity Trust, 2005-6 A3 (1 mo. USD LIBOR + 0.370%)	2.361%	6/25/35	1,951,564	1,972,052	(b)
GSAA Home Equity Trust, 2005-9 2A4 (1 mo. USD LIBOR + 0.430%)	0.614%	8/25/35	6,500,000	6,405,365	(b)
GT Loan Financing Ltd., 2013-1A A (3 mo. USD LIBOR + 1.270%)	3.030%	10/28/24	3,092,631	3,094,573	(b)(c)
Hertz Vehicle Financing LLC, 2015-1A A	2.730%	3/25/21	3,900,000	3,871,596	(c)
Hertz Vehicle Financing LLC, 2015-1A B	3.520%	3/25/21	8,480,000	8,481,857	(c)
Hertz Vehicle Financing LLC, 2017-1A A	2.960%	10/25/21	38,930,000	38,638,453	(c)
Hertz Vehicle Financing LLC, 2018-1A A	3.290%	2/25/24	9,490,000	9,379,479	(c)
HSI Asset Securitization Corp. Trust, 2006-OPT3 3A3 (1 mo. USD LIBOR + 0.180%)	2.052%	2/25/36	1,349,059	1,346,460	(b)
Jamestown CLO Ltd., 2014-4A A2R (3 mo. USD LIBOR + 1.350%)	3.072%	7/15/26	16,000,000	16,001,440	(b)(c)
Jamestown CLO Ltd., 2017-10A A2 (3 mo. USD LIBOR + 1.850%)	3.320%	7/17/29	6,500,000	6,570,401	(b)(c)
KKR Financial CLO Ltd., 2017-A (3 mo. USD LIBOR + 1.340%)	3.062%	4/15/29	9,250,000	9,315,703	(b)(c)
LCM Ltd. Partnership, 2024A A (3 mo. USD LIBOR + 1.310%)	3.055%	3/20/30	7,500,000	7,628,437	(b)(c)
Long Beach Mortgage Loan Trust, 2000-1 AV1 (1 mo. USD LIBOR + 0.520%)	2.361%	1/21/31	77,607	75,793	(b)
Long Beach Mortgage Loan Trust, 2001-1 A1 (1 mo. USD LIBOR + 0.440%)	2.281%	4/21/31	7,118,216	6,850,862	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Long Beach Mortgage Loan Trust, 2004-6 A3 (1 mo. USD LIBOR + 1.300%)	2.921%	11/25/34	$1,127,575	$1,150,030	(b)
Long Beach Mortgage Loan Trust, 2005-2 M4 (1 mo. USD LIBOR + 0.930%)	2.551%	4/25/35	6,189,075	6,253,136	(b)
Magnetite CLO Ltd., 2014-9A A1R (3 mo. USD LIBOR + 1.000%)	2.745%	7/25/26	8,750,000	8,754,690	(b)(c)
Magnetite CLO Ltd., 2016-18A A (3 mo. USD LIBOR + 1.400%)	3.239%	11/15/28	10,000,000	10,044,730	(b)(c)
MASTR Asset-Backed Securities Trust, 2007-NCW A1 (1 mo. USD LIBOR + 0.300%)	2.172%	5/25/37	6,485,978	6,208,002	(b)(c)
Morgan Stanley Re-remic Trust, 2015-R7 1A	4.250%	2/26/29	7,437,300	7,389,478	(b)(c)
Navient Student Loan Trust, 2017-3A A3 (1 mo. USD LIBOR + 1.050%)	2.671%	7/26/66	16,270,000	16,668,953	(b)(c)
Navient Student Loan Trust, 2017-5A A (1 mo. USD LIBOR + 0.800%)	2.672%	7/26/66	21,011,599	21,177,347	(b)(c)
Navient Student Loan Trust, 2018-1A A3 (1 mo. USD LIBOR + 0.720%)	2.592%	3/25/67	5,370,000	5,398,853	(b)(c)
Neuberger Berman CLO Ltd., 2017-24A C (3 mo. USD LIBOR + 2.450%)	4.189%	4/19/30	4,000,000	4,045,852	(b)(c)
New Residential Mortgage Trust, 2018-1A A1A	4.000%	12/25/57	22,680,456	23,255,904	(b)(c)
OHA Loan Funding Ltd., 2015-1A AR (3 mo. USD LIBOR + 1.410%)	3.249%	8/15/29	3,150,000	3,179,660	(b)(c)
OZLM Ltd., 2015-12A A1 (3 mo. USD LIBOR + 1.450%)	3.217%	4/30/27	8,250,000	8,255,041	(b)(c)
PPT Home Loan Trust, 2004-1 A	5.690%	8/25/35	3,216,806	3,313,311	(c)(e)
RAAC Series, 2007-RP1 A (1 mo. USD LIBOR + 0.290%)	1.842%	5/25/46	18,954,806	18,704,701	(b)(c)
Regatta VII Funding Ltd., 2016-1A B2 (3 mo. USD LIBOR + 1.800%)	4.002%	12/20/28	7,000,000	7,055,181	(b)(c)
Saxon Asset Securities Trust, 2005-1 M1 (1 mo. USD LIBOR + 0.690%)	2.562%	5/25/35	1,950,341	1,954,915	(b)
Seneca Park CLO Ltd., 2014-1A AR (3 mo. USD LIBOR + 1.120%)	2.851%	7/17/26	5,750,000	5,760,350	(b)(c)
SLM Student Loan Trust, 2006-10 A6 (3 mo. USD LIBOR + 0.150%)	1.895%	3/25/44	54,130,000	52,271,712	(b)
SLM Student Loan Trust, 2007-2 A4 (3 mo. USD LIBOR + 0.060%)	1.805%	7/25/22	14,580,000	14,195,801	(b)
SLM Student Loan Trust, 2008-5 A4 (3 mo. USD LIBOR + 1.700%)	3.445%	7/25/23	7,357,380	7,554,978	(b)
SLM Student Loan Trust, 2013-M1 M1	3.500%	10/28/29	847,736	824,704	(c)(e)
Small Business Administration, 2015-10A 1	2.517%	3/10/25	1,106,565	1,095,530
Small Business Administration, 2018-10A 1	3.187%	3/10/28	6,470,000	6,519,877
Small Business Administration Participation Certificates, 2017-10B 1	2.518%	9/10/27	1,839,825	1,813,946
Structured Asset Investment Loan Trust, 2004-1 A3 (1 mo. USD LIBOR + 0.800%)	2.672%	2/25/34	6,588,923	6,598,852	(b)
Structured Asset Securities Corp., 2004-6XS A5B	6.050%	3/25/34	674,603	688,358
Symphony CLO Ltd., 2012-9A AR (3 mo. USD LIBOR + 1.450%)	3.172%	10/16/28	750,000	754,466	(b)(c)
Symphony CLO Ltd., 2016-17A A1 (3 mo. USD LIBOR + 1.500%)	3.222%	4/15/28	5,250,000	5,252,110	(b)(c)
TCI-Flatiron CLO Ltd., 2016-1A A (3 mo. USD LIBOR + 1.550%)	3.281%	7/17/28	7,500,000	7,551,112	(b)(c)
TCI-Symphony CLO, 2016-1A B1 (3 mo. USD LIBOR + 1.800%)	3.522%	10/13/29	6,750,000	6,805,465	(b)(c)
Towd Point Mortgage Trust, 2017-1 A1	2.750%	10/25/56	14,898,676	14,770,086	(b)(c)
Venture CDO Ltd., 2016-24A A1D (3 mo. USD LIBOR + 1.420%)	3.165%	10/20/28	2,750,000	2,760,863	(b)(c)
Venture CDO Ltd., 2017-28A A2 (3 mo. USD LIBOR + 1.110%)	2.716%	7/20/30	11,645,000	11,703,563	(b)(c)
Venture CDO Ltd., 2017-28RR A1 (3 mo. USD LIBOR + 1.280%)	2.686%	7/22/30	7,421,053	7,435,287	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Venture CDO Ltd., 2017-28RR A2 (3 mo. USD LIBOR + 1.110%)	2.716%	7/22/30	$11,042,948	$11,064,173	(b)(c)
Venture CDO Ltd., 2017-30A B (3 mo. USD LIBOR + 1.600%)	3.115%	1/15/31	4,850,000	4,900,857	(b)(c)
Voya CLO Ltd., 2017-2A A2A (3 mo. USD LIBOR + 1.710%)	3.432%	6/7/30	12,900,000	13,040,945	(b)(c)
Voya CLO Ltd., 2017-4A A1 (3 mo. USD LIBOR + 1.130%)	2.514%	10/15/30	11,958,000	12,039,518	(b)(c)
ZAIS CLO 2 Ltd., 2014-2A A1BR	2.920%	7/25/26	7,250,000	7,182,394	(c)
ZAIS CLO 5 Ltd., 2016-2A A1 (3 mo. USD LIBOR + 1.530%)	3.252%	10/15/28	8,400,000	8,428,854	(b)(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $714,505,860)				721,588,027

COLLATERALIZED MORTGAGE OBLIGATIONS(f) - 10.8%
American Home Mortgage Investment Trust, 2004-4 1A1 (1 mo. USD LIBOR + 0.680%)	2.552%	2/25/45	2,289,070	2,294,842	(b)
APS Resecuritization Trust, 2015-3 1A (12 mo. Monthly Treasury Average Index + 0.960%)	2.074%	10/27/46	16,793,755	16,122,792	(b)(c)
BAMLL Commercial Mortgage Securities Trust, 2015-200P A	3.218%	4/14/33	290,000	286,215	(c)
Banc of America Funding Corp., 2005-E 8A1 (11th District Cost of Funds + 1.430%, min. coupon 1.430%)	2.167%	6/20/35	65,302	47,105	(b)
Banc of America Funding Corp., 2015-R3 9A1 (1 mo. USD LIBOR + 0.150%)	1.702%	2/27/37	11,912,549	11,432,842	(b)(c)
Bear Stearns Adjustable Rate Mortgage Trust, 2004-9 24A1 (12 mo. USD LIBOR + 2.500%)	3.988%	11/25/34	1,573,021	1,537,918	(b)
CD Commercial Mortgage Trust, 2016-CD2 A4	3.526%	11/10/49	6,870,000	6,885,300	(b)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	1,980,000	2,012,141
Citigroup Commercial Mortgage Trust, 2015-GC33 D	3.172%	9/10/58	5,451,000	4,124,403
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	4,380,000	4,490,239	(b)
Citigroup Commercial Mortgage Trust, 2017-P8 A4	3.465%	9/15/50	8,570,000	8,541,111
Citigroup Commercial Mortgage Trust, 2018-B2 A4	4.009%	3/10/51	23,540,000	24,435,697
Commercial Mortgage Pass-Through Certificates, 2013-CR12 AM	4.300%	10/10/46	500,000	520,311
Commercial Mortgage Pass-Through Certificates, 2013-CR12 B	4.762%	10/10/46	440,000	456,465	(b)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 C	5.079%	10/10/46	210,000	210,401	(b)
Commercial Mortgage Trust, 2013-300P B	4.394%	8/10/30	4,530,000	4,712,762	(b)(c)
Commercial Mortgage Trust, 2013-CR13 XA, IO	0.915%	11/10/46	29,935,207	927,258	(b)
Commercial Mortgage Trust, 2014-277P A	3.611%	8/10/49	4,180,000	4,253,402	(b)(c)
Commercial Mortgage Trust, 2014-UBS2 XA, IO	1.360%	3/10/47	21,774,707	1,093,863	(b)
Commercial Mortgage Trust, 2015-CR24 AM	4.028%	8/10/48	8,420,000	8,633,216	(b)
Commercial Mortgage Trust, 2015-LC21 D	4.311%	7/10/48	11,710,000	9,568,120	(b)
Commercial Mortgage Trust, 2016-SAVA A (1 mo. USD LIBOR + 1.720%)	3.301%	10/15/34	4,994,121	5,003,782	(b)(c)
Commercial Mortgage Trust, 2017-PANW A	3.244%	10/10/29	15,910,000	15,617,924	(c)
Countrywide Alternative Loan Trust, 2006-0A08 1A1 (1 mo. USD LIBOR + 0.190%)	2.062%	7/25/46	1,035,957	973,231	(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-09 1A1 (1 mo. USD LIBOR + 0.600%)	2.472%	5/25/35	3,019,895	2,820,975	(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-09 2A1 (1 mo. USD LIBOR + 0.440%)	2.312%	5/25/35	1,066,799	919,943	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-11 3A3	2.495%	4/25/35	$49,802	$39,007	(b)
Credit Suisse Mortgage Trust, 2015-02R 7A3 (12 mo. Monthly Treasury Average Index + 2.540%)	3.113%	8/27/36	1,858,611	1,894,257	(b)(c)
Credit Suisse Mortgage Trust, 2015-12R 2A1 (1 mo. USD LIBOR + 0.500%)	2.052%	11/30/37	23,278,732	23,235,981	(b)(c)
Credit Suisse Mortgage Trust, 2015-GLPA A	3.881%	11/15/37	1,570,000	1,614,823	(c)
Credit Suisse Mortgage Trust, 2016-BDWN A (1 mo. USD LIBOR + 2.900%)	4.377%	2/15/29	26,910,000	27,060,319	(b)(c)
Credit Suisse Mortgage Trust, 2017-RPL1 A1	2.750%	7/25/57	50,140,572	49,440,760	(b)(c)
Credit Suisse Mortgage Trust, 2017-RPL1 M1	3.088%	7/25/57	24,813,700	22,681,335	(b)(c)
Credit Suisse Mortgage Trust, 2017-RPL3 A1 (12 mo. USD LIBOR + 2.320%)	4.000%	8/1/57	20,271,007	20,957,951	(b)(c)
CSAIL Commercial Mortgage Trust, 2015-C3 C	4.503%	8/15/48	8,040,000	7,971,302	(b)
CSAIL Commercial Mortgage Trust, 2016-C7 C	4.539%	11/15/49	6,537,000	6,111,277	(b)
CSAIL Commercial Mortgage Trust, 2016-C7 D	4.539%	11/15/49	15,050,000	11,928,388	(b)(c)
CSAIL Commercial Mortgage Trust, 2017-CX9 A5	3.446%	9/15/50	8,610,000	8,603,706
Deutsche Mortgage Securities Inc., 2004-4 7AR2 (1 mo. USD LIBOR + 0.450%)	2.322%	6/25/34	249,271	233,578	(b)
Deutsche Mortgage Securities Inc., 2006-PR1 4AF1 (1 mo. USD LIBOR + 0.290%)	2.067%	4/15/36	9,310,774	8,542,635	(b)(c)(e)
EverBank Mortgage Loan Trust, 2018-1 A22	3.500%	2/25/48	23,785,492	23,687,733	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC), 2957 ZA, PAC	5.000%	3/15/35	4,581,762	4,885,746
Federal Home Loan Mortgage Corp. (FHLMC), 3242 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.290%)	4.703%	11/15/36	677,374	95,558	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3281 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.430%)	4.843%	2/15/37	1,813,580	291,608	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3368 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.030%)	4.443%	9/15/37	1,332,779	186,521	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3621 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.230%)	4.643%	1/15/40	434,586	60,718	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3639 EY	5.000%	2/15/30	1,798,728	1,880,785
Federal Home Loan Mortgage Corp. (FHLMC), 3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	4.363%	10/15/41	1,657,967	241,938	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3973 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.490%)	4.903%	12/15/41	758,725	140,504	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4054 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	4.463%	8/15/39	1,301,197	162,890	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4099 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	4.413%	8/15/42	2,335,387	416,773	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4119 IN, IO	3.500%	10/15/32	1,673,761	239,362
Federal Home Loan Mortgage Corp. (FHLMC), 4174 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	4.613%	5/15/39	1,219,931	120,833	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4194 BI, IO, PAC	3.500%	4/15/43	12,318,301	2,005,906
Federal Home Loan Mortgage Corp. (FHLMC), 4203 PS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	4.663%	9/15/42	1,536,255	205,010	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC), 4239 IO, IO	3.500%	6/15/27	$2,979,500	$290,956
Federal Home Loan Mortgage Corp. (FHLMC), 4298 PI, IO, PAC	4.000%	4/15/43	2,066,454	283,339
Federal Home Loan Mortgage Corp. (FHLMC), 4310 SA, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	4.363%	2/15/44	2,873,448	442,318	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4335 SW, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	4.413%	5/15/44	1,148,078	185,278	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4415 IO, IO	1.618%	4/15/41	2,227,398	90,427	(b)
Federal Home Loan Mortgage Corp. (FHLMC), PO	0.000%	7/15/22	278	270
Federal Home Loan Mortgage Corp. (FHLMC) Multi-Family Structured Pass Through Certificates, K062 X1, IO	0.309%	12/25/26	306,615,202	7,544,788	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	3,022,937	3,323,596
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 170 B, IO	10.000%	3/1/21	870	37
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	710,487	67,796
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	4.513%	8/15/44	753,723	136,876	(b)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 353 S1, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	4.413%	12/15/46	9,833,300	1,806,518	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-DN1 M2 (1 mo. USD LIBOR + 2.200%)	3.821%	2/25/24	4,313,486	4,441,728	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-DN2 M2 (1 mo. USD LIBOR + 1.650%)	3.271%	4/25/24	13,445,830	13,644,436	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-HQ1 M2 (1 mo. USD LIBOR + 2.500%)	4.121%	8/25/24	940,072	946,751	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA1 M2 (1 mo. USD LIBOR + 2.900%)	4.772%	7/25/28	23,680,000	24,299,734	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, 2017-SR01 A3	3.089%	11/25/27	380,000	371,672
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K007 X1, IO	1.038%	4/25/20	17,352,033	299,921	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K015 X1, IO	1.592%	7/25/21	5,765,328	253,931	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K016 X1, IO	1.682%	10/25/21	1,961,313	86,666	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K036 X1, IO	0.764%	10/25/23	78,772,978	2,748,933	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K072 X1, IO	0.370%	12/25/27	104,338,935	3,263,722	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, KJ03 A2	2.328%	6/25/21	3,791,000	3,735,333
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, S8FX A2	3.291%	3/25/27	7,880,000	7,816,702

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
Federal National Mortgage Association (FNMA), 1992-96 B, PO, PAC	0.000%	5/25/22	$448	$438
Federal National Mortgage Association (FNMA), 2006-115 EI, IO (-1.000 x 1 mo. USD LIBOR + 6.640%)	5.019%	12/25/36	1,559,134	266,689	(b)
Federal National Mortgage Association (FNMA), 2010-027 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	4.859%	4/25/40	994,992	168,461	(b)
Federal National Mortgage Association (FNMA), 2010-123 PM, PAC	4.000%	7/25/40	6,500,000	6,713,247
Federal National Mortgage Association (FNMA), 2011-059 NZ	5.500%	7/25/41	1,409,004	1,543,955
Federal National Mortgage Association (FNMA), 2011-099 KS, IO (-1.000 x 1 mo. USD LIBOR + 6.700%)	5.079%	10/25/26	950,607	90,458	(b)
Federal National Mortgage Association (FNMA), 2012-028 B	6.500%	6/25/39	289,544	311,595
Federal National Mortgage Association (FNMA), 2012-035 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.500%)	4.879%	4/25/42	2,136,492	379,927	(b)
Federal National Mortgage Association (FNMA), 2012-046 BA	6.000%	5/25/42	1,456,093	1,628,205
Federal National Mortgage Association (FNMA), 2012-051 B	7.000%	5/25/42	561,780	651,331
Federal National Mortgage Association (FNMA), 2012-070 YS, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	5.029%	2/25/41	538,207	64,053	(b)
Federal National Mortgage Association (FNMA), 2012-074 OA, PO	0.000%	3/25/42	128,176	115,982
Federal National Mortgage Association (FNMA), 2012-074 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	5.029%	3/25/42	1,890,599	249,888	(b)
Federal National Mortgage Association (FNMA), 2012-075 AO, PO	0.000%	3/25/42	224,308	197,415
Federal National Mortgage Association (FNMA), 2012-075 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	4.979%	7/25/42	558,187	98,373	(b)
Federal National Mortgage Association (FNMA), 2012-101 BI, IO	4.000%	9/25/27	1,165,858	109,657
Federal National Mortgage Association (FNMA), 2012-133 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	4.529%	12/25/42	1,607,134	270,811	(b)
Federal National Mortgage Association (FNMA), 2012-134 MS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	4.529%	12/25/42	1,121,060	220,356	(b)
Federal National Mortgage Association (FNMA), 2012-M13 X2, IO	0.719%	5/25/22	109,825,724	2,556,754	(b)
Federal National Mortgage Association (FNMA), 2013-009 BC	6.500%	7/25/42	2,615,376	2,963,729
Federal National Mortgage Association (FNMA), 2013-009 CB	5.500%	4/25/42	6,529,567	7,084,052
Federal National Mortgage Association (FNMA), 2013-014 IG, IO	4.000%	3/25/43	2,506,914	482,604
Federal National Mortgage Association (FNMA), 2013-026 HI, IO	3.000%	4/25/32	2,602,673	221,288
Federal National Mortgage Association (FNMA), 2013-029 QI, IO	4.000%	4/25/43	3,887,636	755,588
Federal National Mortgage Association (FNMA), 2013-054 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	4.529%	6/25/43	3,813,716	698,452	(b)
Federal National Mortgage Association (FNMA), 2013-124 SB, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	4.329%	12/25/43	7,444,262	1,312,940	(b)
Federal National Mortgage Association (FNMA), 2013-126 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	4.529%	9/25/41	3,847,533	510,801	(b)
Federal National Mortgage Association (FNMA), 2013-M1 X2, IO	0.626%	8/25/22	86,802,071	1,878,241	(b)
Federal National Mortgage Association (FNMA), 2014-047 AI, IO	1.616%	8/25/44	5,580,415	292,928	(b)
Federal National Mortgage Association (FNMA), 2014-M3 X2, IO	0.098%	1/25/24	101,069,961	476,262	(b)
Federal National Mortgage Association (FNMA), 2015-56 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	4.529%	8/25/45	1,641,935	332,142	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
Federal National Mortgage Association (FNMA), 2015-M4 X2, IO	0.564%	7/25/22	$112,440,071	$2,147,268	(b)
Federal National Mortgage Association (FNMA), 2015-M7 X2, IO	0.511%	12/25/24	179,938,664	5,108,189	(b)
Federal National Mortgage Association (FNMA), 2016-60 QS, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	4.479%	9/25/46	10,306,060	1,454,371	(b)
Federal National Mortgage Association (FNMA), 2016-M7 A2	2.499%	9/25/26	4,150,000	3,949,316
Federal National Mortgage Association (FNMA), 2017-76 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	4.479%	10/25/57	21,559,427	3,790,195	(b)
Federal National Mortgage Association (FNMA), 2017-85 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	4.579%	11/25/47	6,487,197	956,794	(b)
Federal National Mortgage Association (FNMA), 2017-M15 ATS2	3.136%	11/25/27	2,120,000	2,087,036	(b)
Federal National Mortgage Association (FNMA), 2018-M1 A2	2.986%	12/25/27	8,030,000	7,852,433	(b)
Federal National Mortgage Association (FNMA), 2018-M2 A2	2.903%	1/25/28	17,400,000	16,909,668	(b)
Federal National Mortgage Association (FNMA), IO, PAC	1,009.240%	8/25/21	30	362
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1M1 (1 mo. USD LIBOR + 1.450%)	3.071%	1/25/29	8,610,045	8,686,847	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2017-C01 1M1 (1 mo. USD LIBOR + 1.300%)	2.921%	7/25/29	23,775,418	24,004,137	(b)(c)
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	592,771	125,790
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	197,468	40,700
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	100,149	23,124	(b)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	96,104	18,097	(b)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	129,945	25,217
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	690,293	157,506
Federal National Mortgage Association (FNMA) STRIPS, 409 C01, IO	3.000%	11/25/26	2,858,519	226,093
Federal National Mortgage Association (FNMA) STRIPS, 409 C02, IO	3.000%	4/25/27	3,395,540	293,090
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	2,580,071	532,782
Federal National Mortgage Association (FNMA) STRIPS, 409 C17, IO	4.000%	11/25/41	2,776,222	579,056
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	2,008,403	391,055
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	1,229,552	256,253
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	54,103,521	356,477	(c)
GE Business Loan Trust, 2007-1A A (1 mo. USD LIBOR + 0.170%)	1.758%	4/16/35	1,295,892	1,261,538	(b)(c)
GMRF Mortgage Acquisition Co., LLC, 2017-1 A22	3.000%	7/25/56	13,595,289	13,226,789	(b)(c)
Government National Mortgage Association (GNMA), 2009-106 PD, PAC	4.500%	4/20/38	1,805,013	1,851,180
Government National Mortgage Association (GNMA), 2010-031 GS, IO, PAC-1 (-1.000 x 1 mo. USD LIBOR + 6.500%)	4.906%	3/20/39	234,152	11,596	(b)
Government National Mortgage Association (GNMA), 2010-042 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	4.886%	4/20/40	219,262	31,257	(b)
Government National Mortgage Association (GNMA), 2010-042 PC, PAC	5.000%	7/20/39	5,000,000	5,317,899
Government National Mortgage Association (GNMA), 2010-059 LB, PAC-1	4.500%	10/20/39	1,509,055	1,574,514
Government National Mortgage Association (GNMA), 2010-076 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.550%)	4.956%	6/20/40	3,013,550	515,574	(b)
Government National Mortgage Association (GNMA), 2010-085 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	5.056%	1/20/40	410,583	41,412	(b)
Government National Mortgage Association (GNMA), 2010-086 PB, PAC	4.500%	10/20/39	9,569,745	9,908,904

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
Government National Mortgage Association (GNMA), 2010-H03 FA (1 mo. USD LIBOR + 0.550%)	2.114%	3/20/60	$2,520,594	$2,533,963	(b)
Government National Mortgage Association (GNMA), 2010-H10 FC (1 mo. USD LIBOR + 1.000%)	2.564%	5/20/60	1,206,426	1,223,620	(b)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	1.912%	8/20/58	841,067	834,699	(b)
Government National Mortgage Association (GNMA), 2010-H27 FA (1 mo. USD LIBOR + 0.380%)	1.942%	12/20/60	1,378,837	1,377,671	(b)
Government National Mortgage Association (GNMA), 2010-H28 FE (1 mo. USD LIBOR + 0.400%)	1.962%	12/20/60	2,739,384	2,738,466	(b)
Government National Mortgage Association (GNMA), 2011-H03 FA (1 mo. USD LIBOR + 0.500%)	2.062%	1/20/61	1,826,424	1,834,439	(b)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. USD LIBOR + 0.500%)	2.062%	12/20/60	1,977,680	1,983,069	(b)
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. USD LIBOR + 0.450%)	2.012%	2/20/61	1,737,978	1,740,037	(b)
Government National Mortgage Association (GNMA), 2011-H08 FG (1 mo. USD LIBOR + 0.480%)	2.042%	3/20/61	3,586,748	3,593,087	(b)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. USD LIBOR + 0.500%)	2.062%	3/20/61	2,678,469	2,684,588	(b)
Government National Mortgage Association (GNMA), 2012-027 IO, IO	1.010%	4/16/53	20,335,184	654,685	(b)
Government National Mortgage Association (GNMA), 2012-034 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	4.456%	3/20/42	3,267,979	478,430	(b)
Government National Mortgage Association (GNMA), 2012-044 IO, IO	0.542%	3/16/49	12,025,781	233,938	(b)
Government National Mortgage Association (GNMA), 2012-066 CI, IO	3.500%	2/20/38	2,125,419	171,855
Government National Mortgage Association (GNMA), 2012-081 AI, IO	3.500%	4/20/27	414,698	28,534
Government National Mortgage Association (GNMA), 2012-098 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	4.512%	8/16/42	1,458,745	231,687	(b)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.311%	2/16/53	14,296,944	306,784	(b)
Government National Mortgage Association (GNMA), 2012-124 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	4.612%	10/16/42	1,488,451	248,247	(b)
Government National Mortgage Association (GNMA), 2013-002 IO, IO	0.455%	5/16/54	18,143,278	432,164	(b)
Government National Mortgage Association (GNMA), 2013-145 IO, IO	1.072%	9/16/44	17,651,669	872,404	(b)
Government National Mortgage Association (GNMA), 2013-163, IO	1.147%	2/16/46	24,128,772	1,260,280	(b)
Government National Mortgage Association (GNMA), 2013-188 CI, IO	3.500%	3/20/39	6,521,842	506,391
Government National Mortgage Association (GNMA), 2014-005 SP, IO, PAC (-1.000 x1 mo. USD LIBOR + 6.150%)	4.562%	6/16/43	1,468,506	162,096	(b)
Government National Mortgage Association (GNMA), 2014-047 IA, IO	0.380%	2/16/48	4,444,826	152,184	(b)
Government National Mortgage Association (GNMA), 2014-050 IO, IO	0.868%	9/16/55	10,147,033	534,494	(b)
Government National Mortgage Association (GNMA), 2014-118 HS, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	4.606%	8/20/44	12,047,976	2,309,813	(b)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	3,391,916	308,978
Government National Mortgage Association (GNMA), 2014-175 AB	2.600%	6/16/47	1,509,306	1,493,990
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.781%	8/16/54	42,837,428	2,028,952	(b)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	4,360,892	900,256
Government National Mortgage Association (GNMA), 2016-036 IO	0.939%	8/16/57	61,729,857	4,124,610	(b)
Government National Mortgage Association (GNMA), 2016-084 IG, PAC, IO	4.500%	11/16/45	24,046,113	4,893,612

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	4.512%	10/16/46	$2,983,409	$571,946	(b)
Government National Mortgage Association (GNMA), 2017-190 IO,IO	0.691%	3/16/60	7,412,165	467,574	(b)
Government National Mortgage Association (GNMA), 2017-H22 IC IO	2.179%	11/20/67	987,568	129,919	(b)
Government National Mortgage Association (GNMA), 2018-37	2.750%	3/20/48	5,500,000	5,371,094
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	1,120,000	1,182,591	(b)
GS Mortgage Securities Trust, 2014-GC24 D	4.529%	9/10/47	2,500,000	2,097,536	(b)(c)
GS Mortgage Securities Trust, 2017-GS5 C	4.299%	3/10/50	7,560,000	7,581,255	(b)
GS Mortgage Securities Trust, 2017-GS7 A4	3.430%	8/10/50	17,330,000	17,096,955
GS Mortgage Securities Trust, 2017-GS8 A4	3.469%	11/10/50	11,490,000	11,421,485
GSR Mortgage Loan Trust, 2005-4F 1A1	4.500%	4/25/20	67,223	67,477
HarborView Mortgage Loan Trust, 2005-9 2A1B (1 mo. USD LIBOR + 0.370%)	2.192%	6/20/35	7,698,112	7,633,265	(b)
Hospitality Mortgage Trust, 2017-HIT A (1 mo. USD LIBOR + 0.850%)	2.405%	5/8/30	11,670,000	11,703,133	(b)(c)
Hudson Yards, 2016-10HY A	2.835%	8/10/38	9,560,000	9,072,861	(c)
Indymac Index Mortgage Loan Trust, 2005-AR15 A2 (6 mo. USD LIBOR + 2.230%)	3.335%	9/25/35	29,377	27,841	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C15 C	5.250%	11/15/45	940,000	979,670	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	5.052%	1/15/47	490,000	513,758	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C21 XA, IO	1.066%	8/15/47	61,292,103	3,069,116	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C22 A4	3.801%	9/15/47	540,000	553,866
JPMBB Commercial Mortgage Securities Trust, 2014-C22 C	4.711%	9/15/47	1,540,000	1,507,528	(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C30 A5	3.822%	7/15/48	1,960,000	2,009,032
JPMBB Commercial Mortgage Securities Trust, 2015-C31 A3	3.801%	8/15/48	13,230,000	13,511,960
JPMDB Commercial Mortgage Securities Trust, 2016-C4 A3	3.141%	12/15/49	6,030,000	5,866,895
JPMDB Commercial Mortgage Securities Trust, 2017-C5 A5	3.694%	3/15/50	13,980,000	14,167,609
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AM	5.372%	5/15/47	1,659,140	1,670,714
JPMorgan Chase Commercial Mortgage Securities Trust, 2013-LC11 AS	3.216%	4/15/46	2,000,000	1,982,668
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-FL6 B (1 mo. USD LIBOR + 2.280%)	3.868%	11/15/31	6,061,397	6,077,071	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	5.527%	5/15/28	4,250,000	4,233,095	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2016-JP3 A5	2.870%	8/15/49	7,050,000	6,725,462
JPMorgan Chase Commercial Mortgage Securities Trust, 2016-JP4 C	3.598%	12/15/49	7,190,000	6,704,409	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2017-JP6 A5	3.490%	7/15/50	6,990,000	6,969,687
JPMorgan Mortgage Trust, 2018-3 A1	3.500%	4/25/48	49,600,000	49,417,621	(b)(c)
Latitude Management Real Estate Capital, 2015-CRE1 A (1 mo. USD LIBOR + 1.750%)	3.371%	2/22/32	6,670,000	6,688,009	(b)(c)
Latitude Management Real Estate Capital, 2015-CRE1 B (1 mo. USD LIBOR + 3.500%)	5.121%	2/22/32	4,000,000	4,073,216	(b)(c)
LB-UBS Commercial Mortgage Trust, 2001-C3 X, IO, STRIPS	0.230%	6/15/36	54,317	4	(b)(c)
MASTR Reperforming Loan Trust, 2005-1 1A2	6.500%	8/25/34	356,677	345,827	(c)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	67,112	66,858	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. USD LIBOR + 0.350%)	2.222%	5/25/35	$517,705	$432,512	(b)(c)
Merrill Lynch Mortgage Investors Trust, 2005-A8 A3A3 (1 mo. USD LIBOR + 0.370%)	2.242%	8/25/36	16,836,815	16,731,455	(b)
Merrill Lynch Mortgage Investors Trust, 2005-A9 3A1 (6 mo. USD LIBOR + 1.970%)	3.662%	12/25/35	35,230	32,009	(b)
Merrill Lynch Mortgage Investors Trust, 2006-1 1A (6 mo. USD LIBOR + 1.940%)	3.248%	2/25/36	123,665	125,894	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2012-C5 XA, IO	1.480%	8/15/45	7,222,264	361,865	(b)(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C10 A4	4.218%	7/15/46	510,000	530,435	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 A4	3.720%	12/15/49	6,990,000	7,102,191
Morgan Stanley Capital I Trust, 2016-UB12 C	4.289%	12/15/49	7,200,000	7,022,013	(b)
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. USD LIBOR + 0.850%)	2.410%	11/15/34	6,060,000	6,105,874	(b)(c)
Morgan Stanley Capital I Trust, 2017-PRME A (1 mo. USD LIBOR + 0.900%)	2.460%	2/15/34	5,379,120	5,387,833	(b)(c)
Morgan Stanley Mortgage Loan Trust, 2005-03AR 2A2 (6 mo. USD LIBOR + 1.940%)	3.222%	7/25/35	790,681	733,814	(b)
MSCG Trust, 2015-ALDR A2	3.462%	6/7/35	7,100,000	6,876,664	(b)(c)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	12,567,580	13,036,351	(b)(c)
New Residential Mortgage Loan Trust, 2017-1A A1	4.000%	2/25/57	20,263,760	20,819,737	(b)(c)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	23,878,747	24,468,409	(b)(c)
Nomura Asset Acceptance Corp., 2004-R3 A1	6.500%	2/25/35	208,136	211,919	(c)
Nomura Asset Acceptance Corp., 2005-AP2 A5	4.976%	5/25/35	89,625	71,287
Nomura Resecuritization Trust, 2014-5R 1A1	3.000%	6/26/35	2,933,654	2,881,359	(b)(c)
Nomura Resecuritization Trust, 2015-5R 4A1 (1 mo. USD LIBOR + 0.140%)	1.818%	7/26/37	11,627,050	11,635,326	(b)(c)
Prime Mortgage Trust, 2006-DR1 1A1	5.500%	5/25/35	1,599,636	1,525,008	(c)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	352,621	257,727	(c)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	20,408,697	15,224,623	(c)
Residential Asset Securitization Trust, 2003-A14 A1	4.750%	2/25/19	628,703	603,123
Rosslyn Portfolio Trust, 2017-ROSS A (1 mo. USD LIBOR + 0.950%)	2.510%	6/15/33	8,440,000	8,503,663	(b)(c)
Silverstone Master Issuer PLC, 2018-1A 1A (3 mo. USD LIBOR + 0.390%)	2.123%	1/21/70	12,710,000	12,747,126	(b)(c)
Structured ARM Loan Trust, 2004-10 2A (6 mo. USD LIBOR + 2.000%)	3.369%	8/25/34	2,176,980	2,190,291	(b)
Structured ARM Loan Trust, 2005-19XS 1A1 (1 mo. USD LIBOR + 0.320%)	2.192%	10/25/35	408,761	400,157	(b)
UBS Commercial Mortgage Trust, 2012-C1 XA, IO	2.079%	5/10/45	60,936,912	4,124,046	(b)(c)
UBS Commercial Mortgage Trust, 2017-C3 AS	3.739%	8/15/50	15,760,000	15,690,104	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2003-AR9 1A7 (1 year Treasury Constant Maturity Rate + 2.330%)	3.317%	9/25/33	18,722	19,282	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2003-S7 A1	4.500%	8/25/18	6,516	6,523
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR11 A1A (1 mo. USD LIBOR + 0.320%)	2.192%	8/25/45	4,053,057	4,061,527	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR13 A1A1 (1 mo. USD LIBOR + 0.290%)	2.162%	10/25/45	1,459,994	1,462,376	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A1 (1 mo. USD LIBOR + 0.270%)	2.142%	12/25/45	5,353,176	5,261,594	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A2 (1 mo. USD LIBOR + 0.290%)	2.162%	12/25/45	$78,651	$77,180	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-HY4 4A1 (12 mo. USD LIBOR + 1.550%)	3.020%	9/25/36	184,119	167,299	(b)
Washington Mutual Inc., MSC Pass-Through Certificates, 2004-RA1 2A	7.000%	3/25/34	4,551	4,974
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	4,760,290	4,676,485	(b)(c)
Wells Fargo Commercial Mortgage Trust, 2015-NXS1 XA, IO	1.173%	5/15/48	48,065,759	2,618,651	(b)
Wells Fargo Commercial Mortgage Trust, 2016-BNK1 A3	2.652%	8/15/49	21,130,000	19,882,050
Wells Fargo Mortgage Loan Trust, 2010-RR4 2A1	3.148%	8/27/35	64,379	64,920	(c)
WF-RBS Commercial Mortgage Trust, 2014-C19 B	4.723%	3/15/47	250,000	261,164	(b)
WF-RBS Commercial Mortgage Trust, 2014-C19 XA, IO	1.138%	3/15/47	9,893,838	447,077	(b)
WF-RBS Commercial Mortgage Trust, 2014-C21 AS	3.891%	8/15/47	2,767,000	2,824,202
WF-RBS Commercial Mortgage Trust, 2014-C21 B	4.213%	8/15/47	5,160,000	5,224,213	(b)
WF-RBS Commercial Mortgage Trust, 2014-C21 XA, IO	1.111%	8/15/47	35,526,383	1,732,330	(b)
WF-RBS Commercial Mortgage Trust, 2014-C23 C	3.995%	10/15/57	3,980,000	3,896,598	(b)
WF-RBS Commercial Mortgage Trust, 2014-C24 AS	3.931%	11/15/47	2,916,000	2,978,128

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,105,212,988)				1,081,236,749

CORPORATE BONDS & NOTES - 24.7%
CONSUMER DISCRETIONARY - 1.3%
Automobiles - 0.3%
BMW U.S. Capital LLC, Senior Notes	1.850%	9/15/21	1,060,000	1,016,882	(c)
Daimler Finance NA LLC, Senior Notes	2.450%	5/18/20	980,000	966,395	(c)
Daimler Finance NA LLC, Senior Notes	2.700%	8/3/20	2,285,000	2,260,085	(c)
Ford Motor Co., Senior Notes	4.750%	1/15/43	2,930,000	2,681,272
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	1,020,000	1,104,721
Ford Motor Credit Co., LLC, Senior Notes	3.200%	1/15/21	5,720,000	5,676,627
Ford Motor Credit Co., LLC, Senior Notes	5.875%	8/2/21	5,230,000	5,584,881
General Motors Co., Senior Notes	5.150%	4/1/38	890,000	889,893
General Motors Co., Senior Notes	6.250%	10/2/43	5,514,000	6,076,138
General Motors Financial Co. Inc., Senior Notes	2.450%	11/6/20	1,225,000	1,198,097
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	1,790,000	1,776,936
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	1,060,000	1,054,826

Total Automobiles				30,286,753

Hotels, Restaurants & Leisure - 0.1%
McDonald’s Corp., Senior Notes	3.700%	1/30/26	3,230,000	3,253,537
McDonald’s Corp., Senior Notes	3.500%	3/1/27	3,300,000	3,257,914

Total Hotels, Restaurants & Leisure				6,511,451

Household Durables - 0.1%
Newell Brands Inc., Senior Notes	3.150%	4/1/21	3,520,000	3,485,756
Newell Brands Inc., Senior Notes	3.850%	4/1/23	2,850,000	2,847,657
Newell Brands Inc., Senior Notes	4.200%	4/1/26	3,610,000	3,577,560

Total Household Durables				9,910,973

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Internet & Direct Marketing Retail - 0.2%
Amazon.com Inc., Senior Notes	3.150%	8/22/27	$7,880,000	$7,618,252	(c)
Amazon.com Inc., Senior Notes	3.875%	8/22/37	3,020,000	3,019,510	(c)
Amazon.com Inc., Senior Notes	4.950%	12/5/44	3,390,000	3,834,711
Amazon.com Inc., Senior Notes	4.050%	8/22/47	3,630,000	3,648,361	(c)
QVC Inc., Senior Secured Notes	5.950%	3/15/43	100,000	97,895

Total Internet & Direct Marketing Retail				18,218,729

Media - 0.6%
21st Century Fox America Inc., Senior Notes	6.200%	12/15/34	40,000	49,835
21st Century Fox America Inc., Senior Notes	6.650%	11/15/37	2,400,000	3,138,534
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.579%	7/23/20	4,200,000	4,214,057
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	311,000	317,982
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	1,770,000	1,811,456
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	11,050,000	10,598,577
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	380,000	425,618
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	2,762,000	3,041,923
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	1,510,000	1,465,796
Comcast Corp., Notes	7.050%	3/15/33	3,880,000	5,143,751
Comcast Corp., Senior Notes	5.650%	6/15/35	2,980,000	3,524,730
Comcast Corp., Senior Notes	3.200%	7/15/36	820,000	726,031
Comcast Corp., Senior Notes	3.900%	3/1/38	6,090,000	5,915,800
NBCUniversal Enterprise Inc., Senior Notes	1.974%	4/15/19	3,530,000	3,504,730	(c)
Time Warner Cable LLC, Debentures	7.300%	7/1/38	450,000	541,040
Time Warner Cable LLC, Senior Bonds	6.550%	5/1/37	1,330,000	1,499,561
Time Warner Cable LLC, Senior Notes	8.250%	4/1/19	2,830,000	2,970,645
Time Warner Cable LLC, Senior Notes	4.125%	2/15/21	2,720,000	2,751,141
Time Warner Cable LLC, Senior Notes	6.750%	6/15/39	910,000	1,039,067
Time Warner Cable LLC, Senior Notes	5.875%	11/15/40	6,648,000	6,965,168
Time Warner Cable LLC, Senior Notes	5.500%	9/1/41	20,000	19,936
Time Warner Inc., Senior Notes	4.750%	3/29/21	2,260,000	2,361,757
Time Warner Inc., Senior Notes	3.800%	2/15/27	3,860,000	3,738,902
Time Warner Inc., Senior Notes	6.100%	7/15/40	10,000	11,482
Viacom Inc., Senior Notes	4.250%	9/1/23	720,000	731,561
Viacom Inc., Senior Notes	3.875%	4/1/24	360,000	358,968

Total Media				66,868,048

Specialty Retail - 0.0%
TJX Cos. Inc., Senior Notes	2.250%	9/15/26	2,830,000	2,557,411

TOTAL CONSUMER DISCRETIONARY				134,353,365

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONSUMER STAPLES - 1.9%
Beverages - 0.7%
Anheuser-Busch InBev Finance Inc., Senior Notes	2.650%	2/1/21	$3,300,000	$3,276,368
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	4,490,000	4,498,280
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	16,280,000	16,210,451
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	14,420,000	15,612,392
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	4,420,000	4,625,916
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.000%	4/15/20	2,130,000	2,218,126
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	3,540,000	3,442,017
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	1/12/24	2,470,000	2,489,247	(d)
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	8,260,000	8,370,927	(d)
Diageo Capital PLC, Senior Bonds	4.828%	7/15/20	860,000	896,727
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	3,250,000	3,214,603
Molson Coors Brewing Co., Senior Notes	3.500%	5/1/22	410,000	412,792
PepsiCo Inc., Senior Notes	4.000%	3/5/42	480,000	478,499
Pernod-Ricard SA, Senior Notes	4.450%	1/15/22	6,800,000	7,065,664	(c)

Total Beverages				72,812,009

Food & Staples Retailing - 0.1%
CVS Pass-Through Trust, Secured Notes	6.036%	12/10/28	6,091,422	6,586,421
CVS Pass-Through Trust, Secured Notes	6.943%	1/10/30	500,623	566,844
Kroger Co., Senior Notes	5.150%	8/1/43	180,000	185,398
Walgreens Boots Alliance Inc., Senior Notes	3.450%	6/1/26	3,530,000	3,341,359

Total Food & Staples Retailing				10,680,022

Food Products - 0.4%
Danone SA, Senior Bonds	2.589%	11/2/23	8,250,000	7,827,023	(c)
Danone SA, Senior Notes	2.077%	11/2/21	5,210,000	4,996,902	(c)
Danone SA, Senior Notes	2.947%	11/2/26	5,320,000	4,949,950	(c)
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	1,030,000	1,074,370	(c)
Kraft Heinz Foods Co., Senior Notes	5.375%	2/10/20	2,168,000	2,257,719
Kraft Heinz Foods Co., Senior Notes	3.500%	6/6/22	1,830,000	1,829,102
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	3,480,000	3,470,145
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	2,214,000	2,047,243
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	1,180,000	1,226,980
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	580,000	582,329
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	1,680,000	1,713,617
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	7,050,000	6,489,919
WM Wrigley Jr. Co., Senior Notes	2.400%	10/21/18	680,000	679,245	(c)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	1,830,000	1,831,321	(c)
WM Wrigley Jr. Co., Senior Notes	3.375%	10/21/20	670,000	675,913	(c)

Total Food Products				41,651,778

Tobacco - 0.7%
Altria Group Inc., Senior Notes	9.250%	8/6/19	3,230,000	3,501,882
Altria Group Inc., Senior Notes	4.750%	5/5/21	3,240,000	3,388,058
Altria Group Inc., Senior Notes	2.850%	8/9/22	1,850,000	1,812,488
Altria Group Inc., Senior Notes	5.375%	1/31/44	691,000	795,536
BAT Capital Corp., Senior Notes	3.557%	8/15/27	22,320,000	21,420,930	(c)
BAT Capital Corp., Senior Notes	4.540%	8/15/47	7,440,000	7,389,621	(c)
Philip Morris International Inc., Senior Notes	1.875%	11/1/19	5,580,000	5,505,502

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tobacco - (continued)
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	$1,750,000	$1,734,806
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	2,600,000	2,516,901
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	9,940,000	9,607,838
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	1,570,000	1,629,227
Reynolds American Inc., Senior Notes	8.125%	6/23/19	5,000,000	5,308,651
Reynolds American Inc., Senior Notes	3.250%	6/12/20	1,012,000	1,012,629
Reynolds American Inc., Senior Notes	6.150%	9/15/43	1,240,000	1,497,141
Reynolds American Inc., Senior Notes	5.850%	8/15/45	1,810,000	2,125,094

Total Tobacco				69,246,304

TOTAL CONSUMER STAPLES				194,390,113

ENERGY - 4.5%
Energy Equipment & Services - 0.1%
Ensco PLC, Senior Notes	5.200%	3/15/25	2,064,000	1,671,840
Halliburton Co., Senior Bonds	3.800%	11/15/25	3,990,000	4,014,450
Halliburton Co., Senior Notes	5.000%	11/15/45	1,200,000	1,310,864
Petrofac Ltd., Senior Notes	3.400%	10/10/18	3,730,000	3,706,688	(c)

Total Energy Equipment & Services				10,703,842

Oil, Gas & Consumable Fuels - 4.4%
Anadarko Petroleum Corp., Senior Notes	8.700%	3/15/19	160,000	168,380
Anadarko Petroleum Corp., Senior Notes	6.200%	3/15/40	2,620,000	3,098,599
Anadarko Petroleum Corp., Senior Notes	4.500%	7/15/44	22,420,000	21,598,559
Apache Corp., Senior Notes	3.250%	4/15/22	1,320,000	1,306,146
Apache Corp., Senior Notes	6.000%	1/15/37	520,000	590,389
Apache Corp., Senior Notes	5.100%	9/1/40	6,770,000	6,953,070
Apache Corp., Senior Notes	5.250%	2/1/42	7,680,000	8,019,585
Apache Corp., Senior Notes	4.750%	4/15/43	10,970,000	10,902,027
Apache Corp., Senior Notes	4.250%	1/15/44	22,260,000	20,491,098
BP Capital Markets PLC, Senior Bonds	3.506%	3/17/25	2,250,000	2,248,197
BP Capital Markets PLC, Senior Bonds	3.119%	5/4/26	10,830,000	10,493,684
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	160,000	162,409
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	2,140,000	2,145,249
BP Capital Markets PLC, Senior Notes	3.216%	11/28/23	8,270,000	8,204,277
Chevron Corp., Senior Notes	2.954%	5/16/26	6,680,000	6,433,537
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	3,185,000	3,146,999
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	10,030,000	9,705,650
CNOOC Nexen Finance 2014 ULC, Senior Notes	4.250%	4/30/24	7,140,000	7,250,334
Conoco Funding Co., Senior Bonds	7.250%	10/15/31	350,000	469,346
ConocoPhillips Co., Senior Notes	4.300%	11/15/44	3,550,000	3,704,079
ConocoPhillips Holding Co., Senior Notes	6.950%	4/15/29	640,000	815,718
Devon Energy Corp., Senior Notes	3.250%	5/15/22	420,000	415,329
Devon Energy Corp., Senior Notes	5.850%	12/15/25	8,400,000	9,555,435
Devon Energy Corp., Senior Notes	5.600%	7/15/41	2,390,000	2,699,667
Devon Energy Corp., Senior Notes	5.000%	6/15/45	7,130,000	7,606,523
Ecopetrol SA, Senior Notes	5.875%	5/28/45	36,830,000	36,450,651
El Paso Natural Gas Co., Bonds	8.375%	6/15/32	3,010,000	3,930,570
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	570,000	662,095
EOG Resources Inc., Senior Notes	4.150%	1/15/26	2,080,000	2,152,295
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	4,290,000	4,210,826

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	$5,590,000	$5,887,603
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	8,780,000	8,659,942	(c)
Kerr-McGee Corp., Notes	6.950%	7/1/24	690,000	798,010
Kerr-McGee Corp., Notes	7.875%	9/15/31	10,000,000	13,234,732
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	3/1/21	3,260,000	3,260,968
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	390,000	382,332
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	2,001,000	2,014,353
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	4,830,000	4,818,558
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	460,000	473,131
MPLX LP, Senior Notes	4.000%	3/15/28	8,160,000	8,058,159
MPLX LP, Senior Notes	4.500%	4/15/38	5,240,000	5,190,535
MPLX LP, Senior Notes	4.700%	4/15/48	9,200,000	8,997,260
Noble Energy Inc., Senior Notes	4.150%	12/15/21	4,970,000	5,082,829
Noble Energy Inc., Senior Notes	3.850%	1/15/28	4,200,000	4,137,926
Noble Energy Inc., Senior Notes	5.250%	11/15/43	3,550,000	3,798,843
Noble Energy Inc., Senior Notes	4.950%	8/15/47	10,990,000	11,494,760
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	1,720,000	1,727,114
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	2,740,000	2,629,650
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	5,650,000	6,023,947
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	1,850,000	1,937,086
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	3,800,000	3,787,375
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	3,440,000	3,384,272
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	2,330,000	2,465,140
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	21,020,000	20,538,642	(c)
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	4,343,000	4,503,387
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	2,770,000	3,051,155
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	6,500,000	5,804,500
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	4,333,000	4,222,509
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	13,510,000	12,081,723
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	5,000,000	5,071,900
PT Pertamina Persero, Senior Notes	6.000%	5/3/42	7,720,000	8,286,579	(c)
Schlumberger Holdings Corp., Senior Notes	3.000%	12/21/20	3,280,000	3,273,992	(c)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	4,960,000	5,051,806	(c)
Shell International Finance BV, Senior Notes	4.375%	3/25/20	3,240,000	3,339,149
Shell International Finance BV, Senior Notes	1.875%	5/10/21	1,040,000	1,006,425
Shell International Finance BV, Senior Notes	2.875%	5/10/26	8,930,000	8,615,439
Shell International Finance BV, Senior Notes	4.550%	8/12/43	1,620,000	1,760,996
Shell International Finance BV, Senior Notes	4.375%	5/11/45	4,800,000	5,113,362
Shell International Finance BV, Senior Notes	4.000%	5/10/46	11,590,000	11,629,027
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	6,750,000	6,911,885	(c)
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	15,380,000	18,952,411
Williams Cos. Inc., Debentures	7.500%	1/15/31	2,373,000	2,899,509
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	370,000	417,638
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	26,000	31,850
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	1,103,000	1,466,990
Williams Partners LP, Senior Notes	5.250%	3/15/20	1,940,000	2,011,172

Total Oil, Gas & Consumable Fuels				439,877,294

TOTAL ENERGY				450,581,136

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FINANCIALS - 8.3%
Banks - 6.2%
ABN AMRO Bank NV, Senior Notes	2.450%	6/4/20	$2,260,000	$2,226,816	(c)
Bank of America Corp., Notes	6.875%	4/25/18	740,000	741,925
Bank of America Corp., Senior Notes	2.600%	1/15/19	347,000	347,382
Bank of America Corp., Senior Notes	3.300%	1/11/23	7,130,000	7,113,835
Bank of America Corp., Senior Notes	4.100%	7/24/23	5,570,000	5,754,047
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	2,502,000	2,455,708	(b)(c)
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	8,690,000	8,731,784	(b)
Bank of America Corp., Senior Notes	4.000%	4/1/24	3,500,000	3,579,349
Bank of America Corp., Senior Notes	3.500%	4/19/26	5,100,000	5,016,062
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	8,610,000	8,372,464	(b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	12,620,000	12,103,454	(b)(c)
Bank of America Corp., Senior Notes	5.000%	1/21/44	11,290,000	12,703,963
Bank of America Corp., Senior Notes (3.946% to 1/23/48 then 3 mo. USD LIBOR + 1.190%)	3.946%	1/23/49	18,340,000	17,670,194	(b)
Bank of America Corp., Subordinated Bonds	4.450%	3/3/26	1,220,000	1,248,348
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	6,040,000	6,139,812
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	3,210,000	3,206,524
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	20,000,000	20,161,670
Bank of America Corp., Subordinated Notes	6.110%	1/29/37	3,010,000	3,632,293
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	3,580,000	4,205,115	(c)
BNP Paribas SA, Senior Notes	2.700%	8/20/18	5,920,000	5,925,853
BPCE SA, Subordinated Notes	5.150%	7/21/24	5,071,000	5,298,539	(c)
Citigroup Inc., Senior Notes	3.300%	4/27/25	15,960,000	15,516,824
Citigroup Inc., Senior Notes (3 mo. USD LIBOR + 1.151%)	3.520%	10/27/28	22,160,000	21,435,251	(b)
Citigroup Inc., Senior Notes	8.125%	7/15/39	600,000	911,352
Citigroup Inc., Senior Notes	4.650%	7/30/45	8,858,000	9,475,270
Citigroup Inc., Subordinated Bonds	4.400%	6/10/25	5,080,000	5,175,615
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	2,065,000	2,042,675
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	3,040,000	3,296,489
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	1,500,000	1,503,504
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	32,230,000	32,649,155
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	460,000	561,879
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	675,000	800,996
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	630,000	819,200
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,589,000	1,749,220
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	800,000	816,081
Commonwealth Bank of Australia, Senior Notes	5.000%	10/15/19	160,000	164,924	(c)
Commonwealth Bank of Australia, Senior Notes	3.900%	7/12/47	10,410,000	10,143,689	(c)
Compass Bank, Subordinated Notes	3.875%	4/10/25	2,000,000	1,959,791
Cooperatieve Rabobank U.A., Junior Subordinated Notes (11.000% to 6/30/19 then 3 mo. USD LIBOR + 10.868%)	11.000%	6/30/19	4,838,000	5,308,544	(b)(c)(g)
Cooperatieve Rabobank U.A., Senior Notes	2.250%	1/14/20	1,480,000	1,461,350
Cooperatieve Rabobank U.A., Senior Notes	4.750%	1/15/20	1,500,000	1,544,886	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Cooperatieve Rabobank U.A., Senior Notes	3.375%	5/21/25	$14,740,000	$14,578,741
Cooperatieve Rabobank U.A., Subordinated Notes	4.625%	12/1/23	3,930,000	4,101,378
Cooperatieve Rabobank U.A., Subordinated Notes	4.375%	8/4/25	4,400,000	4,451,144
Cooperatieve Rabobank U.A., Subordinated Notes	3.750%	7/21/26	5,000,000	4,834,125
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	7,210,000	7,750,750	(b)(c)(g)
Credit Agricole SA, Notes (4.000% to 1/10/28 then USD 5 year Swap Rate + 1.644%)	4.000%	1/10/33	4,680,000	4,462,743	(b)(c)
Credit Agricole SA, Senior Notes	2.500%	4/15/19	3,300,000	3,290,024	(c)
Export-Import Bank of India, Senior Bonds	3.375%	8/5/26	8,880,000	8,374,497	(c)
HBOS PLC, Subordinated Notes	6.750%	5/21/18	440,000	442,317	(c)
HSBC Bank USA, Subordinated Notes	4.875%	8/24/20	7,410,000	7,674,988
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	8,700,000	8,743,987
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	1,560,000	1,597,678
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. USD LIBOR + 1.546%)	4.041%	3/13/28	8,990,000	8,993,923	(b)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	2,140,000	2,154,086
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	5,100,000	5,068,397
ING Bank NV, Senior Notes	2.500%	10/1/19	2,930,000	2,911,666	(c)
ING Bank NV, Subordinated Notes	5.800%	9/25/23	4,090,000	4,426,019	(c)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	8,490,000	8,213,195	(c)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	2,530,000	2,472,576	(c)
Intesa Sanpaolo SpA, Senior Notes	3.875%	7/14/27	9,860,000	9,333,539	(c)
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	11,680,000	11,535,773	(c)
JPMorgan Chase & Co., Senior Bonds	2.550%	3/1/21	1,600,000	1,574,964
JPMorgan Chase & Co., Senior Notes	4.250%	10/15/20	6,779,000	6,978,276
JPMorgan Chase & Co., Senior Notes	4.350%	8/15/21	600,000	621,753
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	12,050,000	12,131,863
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	13,850,000	14,046,715
JPMorgan Chase & Co., Subordinated Notes	3.625%	12/1/27	8,950,000	8,599,234
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	4,460,000	4,836,975
Lloyds Bank PLC, Senior Notes	2.700%	8/17/20	990,000	980,098
Lloyds Bank PLC, Subordinated Notes	6.500%	9/14/20	100,000	106,743	(c)
Lloyds Banking Group PLC, Senior Notes	3.100%	7/6/21	12,600,000	12,534,030
Lloyds Banking Group PLC, Senior Notes (3 mo. USD LIBOR + 0.810%)	2.907%	11/7/23	10,760,000	10,383,956	(b)
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	2,600,000	2,631,269
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	5,000,000	5,026,560
Nordea Bank AB, Subordinated Notes	4.875%	5/13/21	5,270,000	5,489,695	(c)
Royal Bank of Canada, Senior Notes	2.150%	10/26/20	4,350,000	4,256,895
Royal Bank of Canada, Senior Secured Bonds	1.875%	2/5/20	7,660,000	7,542,951
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	3,230,000	3,290,004
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	2,000,000	1,980,147
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	810,000	897,283	(c)
Santander UK PLC, Senior Notes	2.375%	3/16/20	2,650,000	2,614,009
Standard Chartered PLC, Subordinated Notes	3.950%	1/11/23	660,000	650,895	(c)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	6,590,000	7,285,447	(c)
UBS Group Funding Switzerland AG, Senior Notes	3.491%	5/23/23	13,420,000	13,273,952	(c)
UBS Group Funding Switzerland AG, Senior Notes	4.125%	9/24/25	3,050,000	3,069,874	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	$17,200,000	$17,346,173	(c)
Wachovia Capital Trust III, Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	4/30/18	24,760,000	24,699,338	(b)(g)
Wells Fargo & Co., Junior Subordinated Bonds (5.875% to 6/15/25 then 3 mo. USD LIBOR + 3.990%)	5.875%	6/15/25	870,000	916,328	(b)(g)
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	600,000	623,196
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	8,580,000	8,043,742
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	2,020,000	1,994,185
Wells Fargo & Co., Subordinated Notes	4.125%	8/15/23	150,000	152,311
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	20,295,000	20,442,141
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	480,000	531,113
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,700,000	1,953,382
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	1,690,000	1,708,513
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	4,990,000	5,243,266
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	12,590,000	12,248,766
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	12,560,000	12,900,934
Wells Fargo Capital X, Junior Subordinated Bonds	5.950%	12/15/36	8,000	8,680
Westpac Banking Corp., Senior Notes	2.600%	11/23/20	5,290,000	5,226,586

Total Banks				624,225,620

Capital Markets - 1.3%
CME Group Inc., Senior Notes	5.300%	9/15/43	1,195,000	1,462,483
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.550%	4/17/26	510,000	521,942
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	3,900,000	4,141,664
Credit Suisse NY, Senior Notes	3.625%	9/9/24	2,970,000	2,963,193
Goldman Sachs Capital II, Junior Subordinated Bonds (4.000% to 4/30/18 then 3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	4/30/18	32,000	26,984	(b)(g)
Goldman Sachs Group Inc., Senior Bonds	4.750%	10/21/45	2,820,000	3,024,680
Goldman Sachs Group Inc., Senior Notes	2.900%	7/19/18	3,650,000	3,655,496
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	5,640,000	5,882,460
Goldman Sachs Group Inc., Senior Notes	6.000%	6/15/20	380,000	402,318
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	910,000	964,252
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	320,000	346,436
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 0.821%)	2.876%	10/31/22	18,000,000	17,629,660	(b)
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,130,000	1,148,290
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	1,510,000	1,518,130
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	11,350,000	10,947,063
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. USD LIBOR + 1.510%)	3.691%	6/5/28	10,000,000	9,705,908	(b)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	9,080,000	8,911,937	(b)
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	6,120,000	7,775,829
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	9,440,000	9,497,778
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	3,400,000	4,266,747
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	15,800,000	17,043,386
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	370,000	398,047	(c)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	4/30/18	1,430,000	0	*(e)(g)(h)(i)(j)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	$13,380,000	$0	*(e)(h)(j)(k)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	31,220,000	0	*(e)(h)(j)(k)
Morgan Stanley, Senior Notes	5.500%	7/24/20	2,960,000	3,110,893
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	11,800,000	11,631,511	(b)
State Street Corp., Senior Notes	3.300%	12/16/24	1,470,000	1,458,789

Total Capital Markets				128,435,876

Consumer Finance - 0.1%
American Express Co., Senior Notes	2.650%	12/2/22	11,000	10,654
American Express Credit Corp., Senior Notes	2.375%	5/26/20	5,000,000	4,936,682

Total Consumer Finance				4,947,336

Diversified Financial Services - 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	8,073,000	8,275,424
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	10/1/21	470,000	489,629
Banco Nacional de Comercio Exterior SNC, Subordinated Notes (3.800% to 8/11/21 then 5 year Treasury Constant Maturity Rate + 3.000%)	3.800%	8/11/26	8,800,000	8,657,000	(b)(c)
Banque Federative du Credit Mutuel SA, Senior Notes	2.200%	7/20/20	2,200,000	2,154,233	(c)
Boeing Capital Corp., Senior Notes	4.700%	10/27/19	200,000	206,617
GE Capital International Funding Co., Unlimited Co., Senior Notes	2.342%	11/15/20	8,744,000	8,554,496
ILFC E-Capital Trust II, Bonds ((Highest of 3 mo. USD LIBOR, 10 year U.S. Treasury Constant Maturity Rate and 30 year U.S. Treasury Constant Maturity Rate) + 1.800%)	4.890%	12/21/65	4,180,000	4,106,850	(b)(c)
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	3,740,000	4,365,436
MassMutual Global Funding II, Senior Secured Notes	5.250%	7/31/18	3,640,000	3,675,964	(c)

Total Diversified Financial Services				40,485,649

Insurance - 0.3%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/20	830	1,104	(c)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%)	6.811%	2/12/23	3,993	4,043	(b)(c)
American International Group Inc., Junior Subordinated Debentures (6.250% to 3/15/37 then 3 mo. USD LIBOR + 2.056%)	6.250%	3/15/87	5,673,000	6,027,563	(b)
Brighthouse Financial Inc., Senior Notes	3.700%	6/22/27	7,060,000	6,562,749	(c)
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	1,120,000	1,030,359	(c)
Chubb Corp., Senior Notes	5.750%	5/15/18	645,000	647,413
Chubb INA Holdings Inc., Senior Notes	2.300%	11/3/20	1,160,000	1,142,895
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	1,550,000	1,526,139
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	7,737,000	8,501,029
Nuveen Finance LLC, Senior Notes	2.950%	11/1/19	960,000	958,312	(c)
Reliance Standard Life Global Funding II, Secured Notes	2.500%	1/15/20	1,590,000	1,574,555	(c)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	104,000	139,037	(c)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	4,408,000	4,869,474	(c)

Total Insurance				32,984,672

TOTAL FINANCIALS				831,079,153

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
HEALTH CARE - 2.1%
Biotechnology - 0.4%
AbbVie Inc., Senior Subordinated Notes	3.600%	5/14/25	$2,670,000	$2,635,441
Amgen Inc., Senior Notes	2.125%	5/1/20	1,080,000	1,061,652
Amgen Inc., Senior Notes	3.875%	11/15/21	2,700,000	2,761,273
Celgene Corp., Senior Bonds	2.250%	8/15/21	4,040,000	3,910,461
Celgene Corp., Senior Notes	3.550%	8/15/22	1,200,000	1,199,552
Celgene Corp., Senior Notes	3.625%	5/15/24	600,000	593,200
Celgene Corp., Senior Notes	3.875%	8/15/25	3,780,000	3,750,850
Celgene Corp., Senior Notes	5.250%	8/15/43	1,150,000	1,257,606
Celgene Corp., Senior Notes	5.000%	8/15/45	1,930,000	2,018,231
Gilead Sciences Inc., Senior Bonds	3.700%	4/1/24	1,630,000	1,638,536
Gilead Sciences Inc., Senior Notes	1.850%	9/20/19	3,320,000	3,279,282
Gilead Sciences Inc., Senior Notes	2.550%	9/1/20	1,330,000	1,319,724
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	2,160,000	2,169,864
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	800,000	831,345
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	4,930,000	5,324,091

Total Biotechnology				33,751,108

Health Care Equipment & Supplies - 0.3%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	5,720,000	5,699,819
Abbott Laboratories, Senior Notes	4.750%	11/30/36	2,250,000	2,435,571
Abbott Laboratories, Senior Notes	4.900%	11/30/46	4,510,000	4,964,605
Becton, Dickinson & Co., Senior Notes	3.363%	6/6/24	8,170,000	7,874,444
Becton, Dickinson & Co., Senior Notes	3.734%	12/15/24	1,372,000	1,350,989
Becton, Dickinson & Co., Senior Notes	4.685%	12/15/44	2,010,000	2,030,980
Medtronic Inc., Senior Notes	3.125%	3/15/22	40,000	40,052
Medtronic Inc., Senior Notes	3.500%	3/15/25	3,385,000	3,386,706
Medtronic Inc., Senior Notes	4.625%	3/15/45	3,520,000	3,862,005

Total Health Care Equipment & Supplies				31,645,171

Health Care Providers & Services - 1.2%
Aetna Inc., Senior Notes	2.800%	6/15/23	850,000	817,696
Aetna Inc., Senior Notes	3.875%	8/15/47	2,440,000	2,198,273
Anthem Inc., Senior Notes	3.125%	5/15/22	2,040,000	2,014,862
Anthem Inc., Senior Notes	2.950%	12/1/22	4,800,000	4,675,823
Anthem Inc., Senior Notes	3.350%	12/1/24	2,000,000	1,944,593
Anthem Inc., Senior Notes	3.650%	12/1/27	4,630,000	4,485,294
Cardinal Health Inc., Senior Notes	2.616%	6/15/22	2,440,000	2,361,064
Cardinal Health Inc., Senior Notes	3.079%	6/15/24	3,180,000	3,037,999
Catholic Health Initiatives, Secured Bonds	4.350%	11/1/42	400,000	374,660
CVS Health Corp., Senior Notes	3.350%	3/9/21	3,480,000	3,501,371
CVS Health Corp., Senior Notes	2.750%	12/1/22	210,000	202,357
CVS Health Corp., Senior Notes	3.700%	3/9/23	13,560,000	13,648,660
CVS Health Corp., Senior Notes	4.100%	3/25/25	5,830,000	5,879,765
CVS Health Corp., Senior Notes	3.875%	7/20/25	5,136,000	5,099,431
CVS Health Corp., Senior Notes	4.300%	3/25/28	34,580,000	34,795,898
CVS Health Corp., Senior Notes	5.125%	7/20/45	5,800,000	6,174,818
CVS Health Corp., Senior Notes	5.050%	3/25/48	720,000	760,251
Humana Inc., Senior Notes	3.150%	12/1/22	750,000	741,574
Humana Inc., Senior Notes	3.950%	3/15/27	4,910,000	4,889,252

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - (continued)
Humana Inc., Senior Notes	4.625%	12/1/42	$870,000	$879,557
Humana Inc., Senior Notes	4.950%	10/1/44	1,240,000	1,311,373
Humana Inc., Senior Notes	4.800%	3/15/47	270,000	279,592
Medtronic Global Holdings S.C.A, Senior Notes	3.350%	4/1/27	4,530,000	4,475,756
UnitedHealth Group Inc., Senior Notes	2.700%	7/15/20	4,490,000	4,471,566
UnitedHealth Group Inc., Senior Notes	3.875%	10/15/20	1,610,000	1,643,338
UnitedHealth Group Inc., Senior Notes	2.875%	12/15/21	2,930,000	2,905,239
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	1,140,000	1,155,820
UnitedHealth Group Inc., Senior Notes	5.800%	3/15/36	650,000	798,226
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	1,760,000	2,180,649

Total Health Care Providers & Services				117,704,757

Pharmaceuticals - 0.2%
Actavis Funding SCS, Senior Notes	3.450%	3/15/22	2,090,000	2,074,028
Actavis Funding SCS, Senior Notes	3.800%	3/15/25	4,540,000	4,466,765
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	1,800,000	1,767,312
Actavis Funding SCS, Senior Notes	4.750%	3/15/45	271,000	266,861
Eli Lilly & Co., Senior Notes	3.100%	5/15/27	2,710,000	2,647,240
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	3,050,000	3,030,592
Johnson & Johnson, Senior Notes	3.700%	3/1/46	3,790,000	3,782,578
Merck & Co. Inc., Senior Notes	2.750%	2/10/25	2,250,000	2,170,731
Wyeth LLC, Notes	5.950%	4/1/37	1,510,000	1,930,997

Total Pharmaceuticals				22,137,104

TOTAL HEALTH CARE				205,238,140

INDUSTRIALS - 1.1%
Aerospace & Defense - 0.4%
Boeing Co., Notes	5.875%	2/15/40	500,000	639,447
Boeing Co., Senior Notes	6.000%	3/15/19	250,000	257,874
Boeing Co., Senior Notes	4.875%	2/15/20	4,440,000	4,631,317
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	7,029,000	6,982,118
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	614,000	653,417
Northrop Grumman Corp., Senior Notes	2.550%	10/15/22	8,630,000	8,372,192
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	10,000,000	9,602,894
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	3,310,000	3,166,043
Raytheon Co., Senior Notes	3.125%	10/15/20	1,280,000	1,288,132
United Technologies Corp., Senior Notes	5.400%	5/1/35	20,000	22,852
United Technologies Corp., Senior Notes	4.500%	6/1/42	1,760,000	1,791,758

Total Aerospace & Defense				37,408,044

Air Freight & Logistics - 0.1%
United Parcel Service Inc., Senior Notes	3.125%	1/15/21	4,250,000	4,284,771
United Parcel Service Inc., Senior Notes	3.050%	11/15/27	1,310,000	1,262,436

Total Air Freight & Logistics				5,547,207

Airlines - 0.0%
Air 2 U.S., Notes	8.027%	10/1/19	582,312	600,146	(c)
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.703%	6/15/21	299,107	323,783
Delta Air Lines Inc., Pass-Through Certificates, Senior Secured Bonds	6.821%	8/10/22	139,889	154,766
Northwest Airlines Corp., Pass-Through Certificates	7.575%	3/1/19	304,901	307,950	(e)

Total Airlines				1,386,645

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Services & Supplies - 0.1%
Cintas Corp., Senior Notes	2.900%	4/1/22	$3,910,000	$3,852,502
Cintas Corp., Senior Notes	3.700%	4/1/27	3,560,000	3,562,522
Waste Management Inc., Senior Notes	4.600%	3/1/21	940,000	978,288
Waste Management Inc., Senior Notes	3.500%	5/15/24	1,070,000	1,073,767
Waste Management Inc., Senior Notes	7.375%	5/15/29	340,000	430,947

Total Commercial Services & Supplies				9,898,026

Electrical Equipment - 0.1%
ABB Finance USA Inc., Senior Notes	4.375%	5/8/42	340,000	356,908
Eaton Corp., Senior Notes	2.750%	11/2/22	6,830,000	6,678,855
Eaton Corp., Senior Notes	4.150%	11/2/42	4,340,000	4,318,199

Total Electrical Equipment				11,353,962

Industrial Conglomerates - 0.4%
General Electric Co., Senior Notes	4.375%	9/16/20	1,063,000	1,090,553
General Electric Co., Senior Notes	4.625%	1/7/21	1,355,000	1,404,454
General Electric Co., Senior Notes	5.875%	1/14/38	770,000	898,846
General Electric Co., Senior Notes	6.875%	1/10/39	25,095,000	32,564,078
General Electric Co., Senior Notes	4.500%	3/11/44	2,894,000	2,855,353
General Electric Co., Subordinated Notes	5.300%	2/11/21	670,000	702,840

Total Industrial Conglomerates				39,516,124

Machinery - 0.0%
John Deere Capital Corp., Senior Notes	2.250%	4/17/19	1,530,000	1,525,961
John Deere Capital Corp., Senior Notes	1.700%	1/15/20	780,000	765,158

Total Machinery				2,291,119

Trading Companies & Distributors - 0.0%
Aviation Capital Group Corp., Senior Notes	6.750%	4/6/21	3,840,000	4,227,279	(c)

TOTAL INDUSTRIALS				111,628,406

INFORMATION TECHNOLOGY - 1.2%
Communications Equipment - 0.0%
Harris Corp., Senior Notes	4.854%	4/27/35	1,730,000	1,851,936
Harris Corp., Senior Notes	5.054%	4/27/45	2,100,000	2,324,668

Total Communications Equipment				4,176,604

IT Services - 0.2%
MasterCard Inc., Senior Notes	3.375%	4/1/24	3,100,000	3,133,959
Visa Inc., Senior Notes	2.200%	12/14/20	1,820,000	1,791,941
Visa Inc., Senior Notes	3.150%	12/14/25	7,830,000	7,687,462
Visa Inc., Senior Notes	4.300%	12/14/45	3,420,000	3,677,440

Total IT Services				16,290,802

Semiconductors & Semiconductor Equipment - 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.125%	1/15/25	3,900,000	3,692,266
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.875%	1/15/27	570,000	555,393
Intel Corp., Senior Notes	3.700%	7/29/25	950,000	971,773
Intel Corp., Senior Notes	3.734%	12/8/47	1,339,000	1,308,200	(c)

Total Semiconductors & Semiconductor Equipment				6,527,632

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Software - 0.4%
Microsoft Corp., Senior Bonds	2.400%	8/8/26	$17,430,000	$16,238,137
Microsoft Corp., Senior Notes	2.875%	2/6/24	8,800,000	8,654,524
Microsoft Corp., Senior Notes	2.700%	2/12/25	2,170,000	2,097,221
Microsoft Corp., Senior Notes	3.300%	2/6/27	10,250,000	10,187,512
Microsoft Corp., Senior Notes	3.450%	8/8/36	260,000	254,102
Microsoft Corp., Senior Notes	4.100%	2/6/37	50,000	53,123
Microsoft Corp., Senior Notes	3.700%	8/8/46	3,370,000	3,333,762
Microsoft Corp., Senior Notes	3.950%	8/8/56	1,200,000	1,196,266

Total Software				42,014,647

Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc., Senior Notes	2.000%	11/13/20	4,700,000	4,619,915
Apple Inc., Senior Notes	2.450%	8/4/26	12,160,000	11,284,920
Apple Inc., Senior Notes	3.850%	8/4/46	5,000,000	4,904,975
Dell International LLC/EMC Corp., Senior Secured Notes	3.480%	6/1/19	13,220,000	13,283,553	(c)
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	21,200,000	21,762,042	(c)

Total Technology Hardware, Storage & Peripherals				55,855,405

TOTAL INFORMATION TECHNOLOGY				124,865,090

MATERIALS - 1.6%
Chemicals - 0.1%
Ecolab Inc., Senior Notes	4.350%	12/8/21	612,000	640,055
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	9,280,000	9,230,101	(c)
OCP SA, Senior Notes	4.500%	10/22/25	5,400,000	5,332,635	(c)
Potash Corp. of Saskatchewan Inc., Senior Notes	4.875%	3/30/20	690,000	711,458

Total Chemicals				15,914,249

Metals & Mining - 1.5%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	11,070,000	10,676,503	(c)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	2,670,000	2,564,507	(c)
Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	924,000	955,169
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	840,000	959,451
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	12,000,000	14,059,358
BHP Billiton Finance USA Ltd., Senior Notes	2.875%	2/24/22	441,000	438,894
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	10,330,000	11,960,391
BHP Billiton Finance USA Ltd., Subordinated Notes (6.750% to 10/20/25 then USD 5 year Swap Rate + 5.093%)	6.750%	10/19/75	5,950,000	6,693,750	(b)(c)
Corporacion Nacional del Cobre de Chile, Senior Notes	3.625%	8/1/27	17,470,000	17,012,111	(c)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	4,780,000	4,780,000
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	687,000	740,243
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	5,720,000	5,808,767	(c)
Glencore Funding LLC, Senior Notes	2.875%	4/16/20	1,210,000	1,200,532	(c)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	3,800,000	3,829,187	(c)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	3,770,000	3,646,195	(c)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	22,640,000	23,752,466
Southern Copper Corp., Senior Notes	5.875%	4/23/45	5,970,000	6,768,479
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	12,290,000	13,795,525

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - (continued)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	$7,464,000	$8,816,477
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	6,150,000	7,318,500
Vale SA, Senior Notes	5.625%	9/11/42	1,500,000	1,590,750

Total Metals & Mining				147,367,255

TOTAL MATERIALS				163,281,504

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Notes	4.750%	9/17/44	1,600,000	1,658,414	(c)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	4,730,000	4,742,205	(c)

TOTAL REAL ESTATE				6,400,619

TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.0%
AT&T Inc., Global Notes	5.800%	2/15/19	3,000,000	3,076,591
AT&T Inc., Senior Notes	4.450%	5/15/21	740,000	766,149
AT&T Inc., Senior Notes	3.900%	8/14/27	14,940,000	15,071,536
AT&T Inc., Senior Notes	4.900%	8/14/37	4,970,000	5,013,393
AT&T Inc., Senior Notes	4.350%	6/15/45	5,370,000	4,926,069
AT&T Inc., Senior Notes	4.500%	3/9/48	8,478,000	7,911,024
AT&T Inc., Senior Notes	5.300%	8/14/58	3,050,000	3,088,314
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	1,410,000	1,370,468	(c)
Deutsche Telekom International Finance BV, Senior Notes	2.820%	1/19/22	1,688,000	1,659,670	(c)
Telefonica Emisiones SAU, Senior Notes	5.877%	7/15/19	480,000	497,987
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	1,020,000	1,060,003
Telefonica Emisiones SAU, Senior Notes	5.213%	3/8/47	3,150,000	3,360,565
Verizon Communications Inc., Senior Bonds	5.250%	3/16/37	2,342,000	2,533,131
Verizon Communications Inc., Senior Bonds	5.500%	3/16/47	630,000	700,769
Verizon Communications Inc., Senior Notes	4.600%	4/1/21	5,510,000	5,747,865
Verizon Communications Inc., Senior Notes	2.946%	3/15/22	1,490,000	1,466,305
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	1,840,000	1,987,522
Verizon Communications Inc., Senior Notes	3.500%	11/1/24	2,850,000	2,825,265
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	3,831,000	3,771,265
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	13,630,000	13,831,728
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	2,450,000	2,487,044
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	6,394,000	5,652,381
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	2,840,000	2,877,108
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	4,030,000	3,898,813

Total Diversified Telecommunication Services				95,580,965

Wireless Telecommunication Services - 0.4%
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	3,350,000	3,460,829
America Movil SAB de CV, Senior Notes	3.125%	7/16/22	5,062,000	4,987,355
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	25,637,500	25,541,359	(c)
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	6,730,000	6,772,062	(c)

Total Wireless Telecommunication Services				40,761,605

TOTAL TELECOMMUNICATION SERVICES				136,342,570

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
UTILITIES - 1.2%
Electric Utilities - 1.1%
Berkshire Hathaway Energy Co., Senior Bonds	5.950%	5/15/37	$300,000	$375,352
Cleveland Electric Illuminating Co., Senior Notes	3.500%	4/1/28	1,580,000	1,513,546	(c)
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	520,000	536,250	(c)
Comision Federal de Electricidad, Senior Notes	4.750%	2/23/27	10,740,000	10,807,125	(c)
Duke Energy Corp., Senior Notes	3.550%	9/15/21	870,000	878,690
Duke Energy Corp., Senior Notes	2.400%	8/15/22	9,550,000	9,179,921
Duke Energy Corp., Senior Notes	3.150%	8/15/27	10,060,000	9,488,399
Duke Energy Corp., Senior Notes	3.750%	9/1/46	2,500,000	2,264,382
Duke Energy Corp., Senior Notes	3.950%	8/15/47	1,440,000	1,357,193
Exelon Corp., Bonds	5.625%	6/15/35	515,000	616,549
FirstEnergy Corp., Notes	7.375%	11/15/31	15,995,000	21,087,583
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	4,270,000	4,377,367
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	16,863,000	16,592,583
Majapahit Holding BV, Senior Notes	7.750%	1/20/20	5,020,000	5,397,504	(l)
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	7,320,000	8,748,440
Pacific Gas & Electric Co., Senior Notes	3.300%	12/1/27	5,800,000	5,499,931	(c)
Pacific Gas & Electric Co., Senior Notes	5.800%	3/1/37	4,720,000	5,444,255
Progress Energy Inc., Senior Notes	3.150%	4/1/22	1,220,000	1,209,865
PT Perusahaan Listrik Negara, Senior Notes	4.125%	5/15/27	7,080,000	6,829,320	(c)
PT Perusahaan Listrik Negara, Senior Notes	5.250%	10/24/42	4,404,000	4,326,930	(l)

Total Electric Utilities				116,531,185

Gas Utilities - 0.1%
Southern Natural Gas Co., LLC, Senior Notes	8.000%	3/1/32	4,850,000	6,355,405

TOTAL UTILITIES				122,886,590

TOTAL CORPORATE BONDS & NOTES (Cost - $2,518,016,868)				2,481,046,686

MUNICIPAL BONDS - 0.1%
Illinois - 0.1%
Chicago, IL, GO, Taxable Project	6.314%	1/1/44	5,380,000	5,425,031

Ohio - 0.0%
American Municipal Power-Ohio Inc., OH, Revenue, Taxable-combined Hydroelectric Project Build America Bonds	7.834%	2/15/41	150,000	230,931

TOTAL MUNICIPAL BONDS (Cost - $5,591,947)				5,655,962

SOVEREIGN BONDS - 3.5%
Brazil - 0.1%
Federative Republic of Brazil, Senior Bonds	5.000%	1/27/45	6,890,000	6,207,959

Colombia - 0.3%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	17,270,000	18,867,475
Republic of Colombia, Senior Bonds	5.000%	6/15/45	1,640,000	1,666,650
Republic of Colombia, Senior Notes	3.875%	4/25/27	9,100,000	8,993,075

Total Colombia				29,527,200

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indonesia - 0.6%
Republic of Indonesia, Notes	3.750%	4/25/22	$5,726,000	$5,746,362	(l)
Republic of Indonesia, Notes	3.750%	4/25/22	280,000	280,996	(c)
Republic of Indonesia, Senior Bonds	5.875%	3/13/20	290,000	306,140	(l)
Republic of Indonesia, Senior Notes	4.875%	5/5/21	1,190,000	1,243,173	(l)
Republic of Indonesia, Senior Notes	5.375%	10/17/23	340,000	366,125	(l)
Republic of Indonesia, Senior Notes	5.875%	1/15/24	911,000	1,004,514	(c)
Republic of Indonesia, Senior Notes	3.850%	7/18/27	20,210,000	19,840,076	(c)
Republic of Indonesia, Senior Notes	4.625%	4/15/43	3,420,000	3,363,625	(l)
Republic of Indonesia, Senior Notes	5.125%	1/15/45	11,920,000	12,433,561	(c)
Republic of Indonesia, Senior Notes	5.125%	1/15/45	3,020,000	3,150,114	(l)
Republic of Indonesia, Senior Notes	5.250%	1/8/47	6,960,000	7,408,864	(c)
Republic of Indonesia, Senior Notes	4.750%	7/18/47	2,320,000	2,304,407	(c)

Total Indonesia				57,447,957

Kazakhstan - 0.2%
Republic of Kazakhstan, Senior Notes	4.875%	10/14/44	16,930,000	16,923,956	(c)

Kuwait - 0.1%
Kuwait International Government Bonds, Senior Notes	3.500%	3/20/27	10,890,000	10,699,218	(c)

Mexico - 0.9%
United Mexican States, Medium-Term Notes	6.050%	1/11/40	112,000	126,700
United Mexican States, Senior Notes	4.000%	10/2/23	164,000	168,244
United Mexican States, Senior Notes	3.600%	1/30/25	10,660,000	10,542,740
United Mexican States, Senior Notes	3.750%	1/11/28	5,020,000	4,860,615
United Mexican States, Senior Notes	4.750%	3/8/44	63,930,000	62,331,750
United Mexican States, Senior Notes	4.600%	1/23/46	14,900,000	14,187,776

Total Mexico				92,217,825

Panama - 0.1%
Republic of Panama, Senior Notes	4.500%	5/15/47	16,580,000	16,870,150

Peru - 0.2%
Republic of Peru, Senior Bonds	6.550%	3/14/37	4,140,000	5,319,900
Republic of Peru, Senior Bonds	5.625%	11/18/50	9,914,000	11,946,370

Total Peru				17,266,270

Poland - 0.3%
Republic of Poland, Senior Notes	5.000%	3/23/22	6,990,000	7,484,221
Republic of Poland, Senior Notes	4.000%	1/22/24	27,410,000	28,516,213

Total Poland				36,000,434

Saudi Arabia - 0.2%
Saudi Government International Bond, Senior Notes	2.875%	3/4/23	25,310,000	24,395,094	(c)

United Arab Emirates - 0.3%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	28,420,000	27,416,063	(c)

Uruguay - 0.2%
Republic of Uruguay, Senior Bonds	5.100%	6/18/50	16,620,000	17,077,050

TOTAL SOVEREIGN BONDS (Cost - $360,207,010)				352,049,176

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 16.3%
U.S. Government Agencies - 1.2%
Federal Home Loan Bank (FHLB), Bonds	0.625%	8/7/18	$9,000,000	$8,958,366
Federal National Mortgage Association (FNMA), Bonds	6.625%	11/15/30	20,110,000	27,572,539
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	59,220,000	57,135,613
Financing Corp. (FICO) Strip, Bonds	0.000%	11/2/18	6,320,000	6,239,690
Financing Corp. (FICO) Strip, Bonds	0.000%	4/5/19	1,150,000	1,124,617
Financing Corp. (FICO) Strip, Debentures	0.000%	5/11/18	6,720,000	6,706,103
Financing Corp. (FICO) Strip, Notes	0.000%	4/6/18	5,410,000	5,408,507
Tennessee Valley Authority, Global Power Bonds 2000	7.125%	5/1/30	2,450,000	3,433,227

Total U.S. Government Agencies				116,578,662

U.S. Government Obligations - 15.1%
U.S. Treasury Bonds	3.750%	11/15/43	415,390,000	474,566,850
U.S. Treasury Bonds	3.000%	5/15/45	226,840,000	228,319,777
U.S. Treasury Bonds	3.000%	2/15/47	171,288,000	172,238,114
U.S. Treasury Bonds	3.000%	5/15/47	116,647,000	117,241,627
U.S. Treasury Bonds	2.750%	11/15/47	125,640,000	120,133,435
U.S. Treasury Bonds	3.000%	2/15/48	11,460,000	11,527,149
U.S. Treasury Notes	1.625%	7/31/19	250,000	248,159
U.S. Treasury Notes	1.375%	5/31/21	30,000	29,041
U.S. Treasury Notes	1.875%	8/31/22	55,400,000	53,891,649
U.S. Treasury Notes	2.000%	10/31/22	4,260,000	4,160,739
U.S. Treasury Notes	2.125%	12/31/22	47,120,000	46,219,014
U.S. Treasury Notes	1.625%	4/30/23	3,020,000	2,883,805
U.S. Treasury Notes	1.250%	7/31/23	51,260,000	47,854,013
U.S. Treasury Notes	1.375%	8/31/23	3,640,000	3,416,198
U.S. Treasury Notes	2.000%	5/31/24	8,650,000	8,329,173
U.S. Treasury Notes	2.000%	6/30/24	63,930,000	61,528,879
U.S. Treasury Notes	2.125%	11/30/24	93,100,000	89,974,240
U.S. Treasury Notes	2.250%	12/31/24	13,810,000	13,444,521
U.S. Treasury Notes	2.625%	3/31/25	55,000,000	54,787,305
U.S. Treasury Notes	2.750%	2/15/28	1,548,000	1,548,998
U.S. Treasury Strip Principal (STRIPS)	0.000%	11/15/21	2,470,000	2,261,017

Total U.S. Government Obligations				1,514,603,703

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $1,646,071,236)				1,631,182,365

U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.8%
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	3,338,987	4,242,844
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	13,953,204	13,602,813
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	5,434,689	6,049,440
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	24,778,204	23,917,286
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	24,049,839	24,654,299
U.S. Treasury Bonds, Inflation Indexed	0.875%	2/15/47	8,615,020	8,559,944
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/26	5,046,262	4,851,780

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $82,161,214)				85,878,406

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	VALUE
PURCHASED OPTIONS - 0.0%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%
U.S. Treasury 10-Year Notes Futures, Call @ $120.00		4/20/18	164	164,000	$205,000
U.S. Treasury 10-Year Notes Futures, Call @ $121.25		4/20/18	84	84,000	35,438
U.S. Treasury 10-Year Notes Futures, Call @ $126.00		5/25/18	4,431	4,431,000	207,703
U.S. Treasury Long -Term Bonds Futures, Call @ $145.50		4/20/18	104	104,000	178,750
U.S. Treasury Long-Term Bonds Futures, Call @ $144.00		4/20/18	556	556,000	1,598,500

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS					2,225,391

	COUNTERPARTY
OTC PURCHASED OPTIONS - 0.0%
Credit default swaption with Banc of America Securities LLC to sell protection on Markit CDX.NA.IG.30 Index, Call @ $62.50	Bank of America Securities LLC	4/18/18	57,335,000	57,335,000	25,872
Credit default swaption with Banc of America Securities LLC to sell protection on Markit CDX.NA.IG.30 Index, Call @ $65.00	Bank of America Securities LLC	6/20/18	57,335,000	57,335,000	110,355

TOTAL OTC PURCHASED OPTIONS					136,227

TOTAL PURCHASED OPTIONS (Cost - $1,076,899)					2,361,618

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $9,947,296,870)					9,861,423,683

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 23.5%
Commercial Paper - 4.0%
Bank of Tokyo-Mitsubishi UFJ Ltd.	2.314%	6/25/18	$83,170,000	$82,701,790	(m)
JPMorgan Securities LLC	2.284%	6/25/18	85,930,000	85,436,380	(m)(n)
Natixis NY	2.314%	6/25/18	83,750,000	83,293,265	(m)
Royal Bank of Canada	2.303%	6/22/18	58,210,000	57,884,024	(m)
Standard Chartered Bank	2.343%	6/22/18	86,560,000	86,098,106	(m)(n)

Total Commercial Paper (Cost - $395,515,335)				395,413,565

Certificate of Deposit - 0.9%
Norinchukin Bank (Cost - $92,810,000)	2.280%	6/28/18	92,810,000	92,810,000

			SHARES
Money Market Funds - 18.6%
Western Asset Government Cash Management Portfolio LLC (Cost - $1,866,494,241)	1.590%		1,866,494,241	1,866,494,241	(o)

TOTAL SHORT-TERM INVESTMENTS (Cost - $2,354,819,576)				2,354,717,806

TOTAL INVESTMENTS - 121.8% (Cost - $12,302,116,446)				12,216,141,489
Liabilities in Excess of Other Assets - (21.8)%				(2,189,992,334)

TOTAL NET ASSETS - 100.0%				$10,026,149,155

*	Non-income producing security.

(a)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2018, the Fund held TBA securities with a total cost of $2,217,091,525.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	Security is valued using significant unobservable inputs (See Note 1).

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

(f)	Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	Value is less than $1.

(i)	The coupon payment on these securities is currently in default as of March 31, 2018.

(j)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(k)	The maturity principal is currently in default as of March 31, 2018.

(l)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(m)	Rate shown represents yield-to-maturity.

(n)	Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(o)	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At March 31, 2018, the total market value of investments in Affiliated Companies was $1,866,494,241 and the cost was $1,866,494,241 (See Note 2).

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CDO	— Collateralized Debt Obligation
CLO	— Collateral Loan Obligation
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SCHEDULE OF WRITTEN OPTIONS
SCHEDULE OF EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury 5-Year Notes Futures, Call	4/20/18	$114.50	431	$431,000	$121,219
U.S. Treasury 5-Year Notes Futures, Call	4/20/18	114.75	431	431,000	80,812
U.S. Treasury 5-Year Notes Futures, Call	4/20/18	114.00	1,287	1,287,000	744,047
U.S. Treasury 5-Year Notes Futures, Put	5/25/18	113.25	427	427,000	36,696
U.S. Treasury 5-Year Notes Futures, Put	4/6/18	114.25	174	174,000	16,312
U.S. Treasury 5-Year Notes Futures, Put	4/20/18	114.00	1,044	1,044,000	114,188
U.S. Treasury 10-Year Notes Futures, Call	4/6/18	121.50	168	168,000	28,875
U.S. Treasury 10-Year Notes Futures, Call	4/20/18	120.50	822	822,000	706,406
U.S. Treasury 10-Year Notes Futures, Call	4/20/18	121.00	904	904,000	494,375
U.S. Treasury 10-Year Notes Futures, Call	4/20/18	120.75	186	186,000	127,875
U.S. Treasury 10-Year Notes Futures, Call	4/20/18	121.50	374	374,000	116,875
U.S. Treasury 10-Year Notes Futures, Call	5/25/18	121.00	412	412,000	341,188
U.S. Treasury 10-Year Notes Futures, Call	5/25/18	121.50	410	410,000	249,844
U.S. Treasury 10-Year Notes Futures, Call	5/25/18	123.00	296	296,000	60,125
U.S. Treasury 10-Year Notes Futures, Put	4/6/18	145.00	42	42,000	5,906
U.S. Treasury 10-Year Notes Futures, Put	4/20/18	120.50	683	683,000	138,734
U.S. Treasury Long Term Bonds Futures, Call	4/20/18	146.00	411	411,000	577,969
U.S. Treasury Long Term Bonds Futures, Call	5/25/18	147.00	205	205,000	329,922
U.S. Treasury Long-Term Bonds Futures, Call	4/6/18	145.00	360	360,000	635,625
U.S. Treasury Long-Term Bonds Futures, Call	4/20/18	147.50	207	207,000	148,781
U.S. Treasury Long-Term Bonds Futures, Call	4/20/18	147.00	124	124,000	112,375
U.S. Treasury Long-Term Bonds Futures, Call	5/25/18	150.00	613	613,000	383,125
U.S. Treasury Long-Term Bonds Futures, Call	5/25/18	148.00	123	123,000	146,063
U.S. Treasury Long-Term Bonds Futures, Call	5/25/18	149.00	163	163,000	140,077

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $4,101,122)					$5,857,414

SCHEDULE OF OTC WRITTEN OPTIONS
	COUNTERPARTY
Credit default swaption with Banc of America Securities LLC to buy protection on Markit CDX.NA.IG.30 Index, Call (Premiums received - $2,867)	Bank of America Securities LLC	4/18/18	$55.00	57,335,000	$57,335,000	‡	$5,398

TOTAL WRITTEN OPTIONS (Premiums received - $4,103,989)							$5,862,812

‡	In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

At March 31, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	12,850	12/19	$3,122,932,793	$3,123,031,876	$99,083
90-Day Eurodollar	170	3/20	41,520,681	41,312,125	(208,556)
90-Day Eurodollar	4,097	6/20	996,356,412	995,571,000	(785,412)
U.S. Treasury 2-Year Notes	1,744	6/18	370,761,405	370,790,751	29,346
U.S. Treasury 5-Year Notes	20,262	6/18	2,311,210,223	2,319,207,527	7,997,304
U.S. Treasury Ultra Long-Term Bonds	2,073	6/18	322,096,723	332,651,719	10,554,996

					17,686,761

Contracts to Sell:
90-Day Eurodollar	3,644	6/18	890,273,053	890,047,000	226,053
90-Day Eurodollar	451	9/18	110,700,709	110,072,187	628,522
90-Day Eurodollar	2,265	12/18	554,745,861	552,122,063	2,623,798
U.S. Treasury 10-Year Notes	1,700	6/18	204,906,367	205,939,062	(1,032,695)
U.S. Treasury Long-Term Bonds	4,963	6/18	712,888,932	727,699,875	(14,810,943)
U.S. Treasury Ultra 10-Year Notes	1,055	6/18	135,014,902	137,001,641	(1,986,739)

					(14,352,004)

Net unrealized appreciation on open futures contracts					$3,334,757

At March 31, 2018, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$128,870,000	3/29/19	3-month LIBOR quarterly	1.597% semi-annually	—	$(1,027,261)
	83,080,000	9/28/19	3-month LIBOR quarterly	1.705% semi-annually	—	(976,707)
	162,570,000	10/17/19	3-month LIBOR quarterly	1.138% semi-annually	—	(3,360,925)
	214,280,000	6/14/20	3-month LIBOR quarterly	1.671% semi-annually	$(45,302)	(4,174,788)
	234,000,000	5/31/22	3-month LIBOR quarterly	2.250% semi-annually	403,722	(4,486,496)
	1,009,570,000	5/15/23	3-month LIBOR quarterly	Daily Federal Funds Effective Rate + 0.355% quarterly	(2,047)	607,496
	290,447,000	11/15/43	2.474% semi-annually	3-month LIBOR quarterly	3,050,480	19,314,403
	150,279,000	11/15/43	2.950% semi-annually	3-month LIBOR quarterly	367,345	(2,310,514)

Total					$3,774,198	$3,585,208

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2018[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
JPMorgan Chase & Co. (Berkshire Hathaway Inc., 1.550%, due 2/9/18)	$7,100,000	3/20/24	0.78%	1.000% quarterly	$85,260	$(90,617)	$175,877

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Banc of America Securities LLC (PrimeX.FRM.1)	$1,263,923	7/25/36	4.420% monthly	$124,458	$83,900	$40,558	(a)(b)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.IG.29 Index	$1,729,050,000	12/20/22	1.000% quarterly	$32,089,439	$34,614,237	$(2,524,798)
Markit CDX.NA.IG.30 Index	186,670,000	6/20/23	1.000% quarterly	3,080,988	3,098,968	(17,980)

Total	$1,915,720,000			$35,170,427	$37,713,205	$(2,542,778)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(a)	Security is valued using unobservable inputs (See Note 1).

(b)	Swap contract is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Core Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Mortgage-Backed Securities	—	$3,500,424,694	—		$3,500,424,694
Asset-Backed Securities	—	717,450,012	$4,138,015		721,588,027
Collateralized Mortgage Obligations	—	1,072,694,114	8,542,635		1,081,236,749
Corporate Bonds & Notes:
Financials	—	831,079,153	0	*	831,079,153
Industrials	—	111,320,456	307,950		111,628,406
Other Corporate Bonds & Notes	—	1,538,339,127	—		1,538,339,127
Municipal Bonds	—	5,655,962	—		5,655,962
Sovereign Bonds	—	352,049,176	—		352,049,176
U.S. Government & Agency Obligations	—	1,631,182,365	—		1,631,182,365
U.S. Treasury Inflation Protected Securities	—	85,878,406	—		85,878,406
Purchased Options:
Exchange-Traded Purchased Options	$2,225,391	—	—		2,225,391
OTC Purchased Options	—	136,227	—		136,227

Total Long-Term Investments	2,225,391	9,846,209,692	12,988,600		9,861,423,683

Short-Term Investments†	—	2,354,717,806	—		2,354,717,806

Total Investments	$2,225,391	$12,200,927,498	$12,988,600		$12,216,141,489

Other Financial Instruments:
Futures Contracts	22,159,102	—	—		22,159,102
Centrally Cleared Interest Rate Swaps	—	19,921,899	—		19,921,899
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	85,260	—		85,260
OTC Credit Default Swaps on Credit Indices - Sell Protection‡	—	—	124,458		124,458

Total Other Financial Instruments	22,159,102	20,007,159	124,458		42,290,719
Other assets	—	—	30,881		30,881

Total	$24,384,493	$12,220,934,657	$13,143,939		$12,258,463,089

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$5,857,414	—	—	$5,857,414
OTC Written Options	—	$5,398	—	5,398
Futures Contracts	18,824,345	—	—	18,824,345
Centrally Cleared Interest Rate Swaps	—	16,336,691	—	16,336,691
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	2,542,778	—	2,542,778

Total	$24,681,759	$18,884,867	—	$43,566,626

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended March 31, 2018. The following transactions were effected in shares of such companies for the period ended March 31, 2018.

	Affiliate Value at December 31, 2017	Purchased		Sold				Net Increase (Decrease) in Unrealized Appreciation (Depreciation)
		Cost	Shares	Cost	Shares	Realized Gain (Loss)	Interest Income		Affiliate Value at March 31, 2018
Western Asset Government Cash Management Portfolio LLC	$1,770,704,834	$1,264,689,407	1,264,689,407	$1,168,900,000	1,168,900,000	—	$6,543,790	—	$1,866,494,241

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 29, 2018

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 29, 2018